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                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
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                                                       hours per response:
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09913
                                   ---------------------------------------------


                           AIM Counselor Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 8/31
                         -------------------------------------------------------

Date of reporting period: 05/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
             Quarterly Schedule of Portfolio Holdings May 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            FLR-QTR-1 05/08             Invesco Aim Advisors, Inc.

AIM FLOATING RATE FUND


SCHEDULE OF INVESTMENTS (a)
May 31, 2008
(Unaudited)


                                                PRINCIPAL
                                                 AMOUNT             VALUE
------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS -
  98.31% (b)(c)

ADVERTISING - 0.52%

Valassis Communications, Inc.

  Delay Draw Term Loan
  4.58%, 03/02/14 (d)                        $       398,222   $       375,158
------------------------------------------------------------------------------
  Term Loan B
  4.45%, 03/02/14 (d)                              1,204,871         1,000,043
==============================================================================
                                                                     1,375,201
==============================================================================

AEROSPACE & DEFENSE - 2.39%

Aero Technology Supply

  Term Loan B
  5.96%, 10/16/14 (d)                               827,872            699,552
------------------------------------------------------------------------------

Alion Science & Technology Corp.

  Term Loan
  5.35-5.49%, 02/06/13 (d)                         1,761,797         1,409,438
------------------------------------------------------------------------------

Dubai Aerospace Enterprise

  Term Loan B1
  6.45-6.65%, 09/29/14 (d)                           270,718           262,766
------------------------------------------------------------------------------
  Term Loan B2
  6.63-6.65%, 09/29/14 (d)                           268,900           261,001
------------------------------------------------------------------------------

Hawker Beechcraft Corp.

  Syn LOC
  4.70%, 03/26/14 (d)                                 58,307            54,581
------------------------------------------------------------------------------
  Term Loan
  4.70%, 03/26/14 (d)                                933,229           873,590
------------------------------------------------------------------------------

McKechnie Aerospace

  First Lien Term Loan
  0%, 05/11/14 (d)(f)(g)                              85,469            80,821
------------------------------------------------------------------------------
  4.70-4.90%, 05/11/14 (d)                           477,876           451,892
------------------------------------------------------------------------------
  Second Lien Term Loan
  7.70%, 05/11/15 (d)                                141,300           115,866
------------------------------------------------------------------------------

Sequa Corp.

  Term Loan B
  5.64-5.95%, 12/03/14 (d)                           393,744           374,303
------------------------------------------------------------------------------

TransDigm Group Inc.

  Term Loan
  4.66%, 06/23/13 (d)                                418,605           404,651
------------------------------------------------------------------------------

Vought Aircraft Industries, Inc.

  Add On Term Loan
  7.50%, 12/22/11 (d)                                742,000           730,870
------------------------------------------------------------------------------

Wesco Aircraft Hardware Corp.

  Term Loan
  4.95%, 09/29/13 (d)                                572,059           559,902
==============================================================================
                                                                     6,279,233
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
AIRPORT SERVICES - 0.09%

Dollar Thrifty

  Term Loan
  4.38%, 06/15/14 (d)                        $       340,900   $       248,857
==============================================================================

ALTERNATIVE CARRIERS - 2.02%

Iridium LLC/Capital Corp.

  First Lien Term Loan A
  0%, 06/30/10 (d)(f)(g)                              52,294            51,770
------------------------------------------------------------------------------
  7.51%, 06/30/10 (d)                                128,785           127,497
------------------------------------------------------------------------------
  Second Lien Term Loan
  11.15%, 07/27/12 (d)                               149,800           149,800
------------------------------------------------------------------------------

Level 3 Communications, Inc.

  Term Loan
  4.80-4.96%, 03/13/14 (d)                         5,403,226         4,969,282
==============================================================================
                                                                     5,298,349
==============================================================================

ALUMINUM - 0.24%

Noranda Aluminum

  Term Loan B
  4.72%, 05/18/14 (d)                                666,662           639,995
==============================================================================

APPAREL RETAIL - 0.06%

Mothers Work Inc.
  Term Loan B
  5.00-5.23%, 03/13/13 (d)                           220,529           160,986
==============================================================================

AUTO PARTS & EQUIPMENT - 2.00%

Dayco Products LLC

  Second Lien
  11.14-11.99%, 12/31/11 (d)                       1,284,407           520,185
------------------------------------------------------------------------------
  Term Loan B
  7.08-8.26%, 06/21/11 (d)                           304,761           226,539
------------------------------------------------------------------------------

Delphi Corp.

  Sub. Term Loan C
  0%, 12/31/08 (d)(e)                                 95,131            93,395
------------------------------------------------------------------------------
  Intermediate Term Loan C
  8.50%, 12/31/08 (d)                                934,103           917,056
------------------------------------------------------------------------------

Federal-Mogul Corp.

  Term Loan B
  4.39-4.74%, 12/27/14 (d)                           536,581           458,777
------------------------------------------------------------------------------
  Term Loan C
  4.44-4.74%, 12/27/15 (d)                           415,419           354,145
------------------------------------------------------------------------------

Goodyear Tire & Rubber Co. (The)

  Second Lien
  4.54%, 04/30/10 (d)                              1,150,000         1,074,387
------------------------------------------------------------------------------

Pep Boys - Manny, Moe & Jack (The)

  Term Loan B
  4.65%, 01/27/11 (d)                                 41,843            39,751
------------------------------------------------------------------------------

Tower Automotive

  Term Loan
  6.69-6.94%, 07/31/13 (d)                         1,068,239           854,591
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - (CONTINUED)

Veyance Tech

  First Lien Delay Draw Term Loan
  4.89%, 07/31/14 (d)                        $       109,327   $        92,199
------------------------------------------------------------------------------
  First Lien Term Loan
  5.40%, 07/31/14 (d)                                725,521           611,856
==============================================================================
                                                                     5,242,881
==============================================================================

BROADCASTING & CABLE TV - 10.71%

Cequel Communication

  First Lien Term Loan
  4.69-6.00%, 11/05/13 (d)                         2,742,128         2,550,865
------------------------------------------------------------------------------
  Second Lien Term Loan A
  7.37%, 03/31/15 (d)                              3,630,067         3,112,782
------------------------------------------------------------------------------

Charter Communications, Inc.

  Term Loan Refinance
  4.89-4.90%, 03/06/14 (d)                         6,433,567         5,713,445
------------------------------------------------------------------------------

Citadel Communication Corp.

  Term Loan B
  4.02-4.33%, 06/12/14 (d)                         2,167,286         1,871,090
------------------------------------------------------------------------------

CSC Holdings

  Incremental Term Loan B
  4.34%, 03/29/13 (d)                              1,501,785         1,424,648
------------------------------------------------------------------------------

CW Media Holdings

  Term Loan B
  5.95%, 02/15/15 (d)                                599,627           587,634
------------------------------------------------------------------------------

Discovery Communications Holdings

  Term Loan
  4.70%, 05/14/14 (d)                              2,070,090         2,008,505
------------------------------------------------------------------------------

Gray Television Inc.

  Term Loan B
  4.19%, 12/31/14 (d)                                202,144           181,340
------------------------------------------------------------------------------

Hargray Communications Group, Inc.

  Term Loan B
  4.95%, 06/27/14 (d)                                113,675           103,728
------------------------------------------------------------------------------

Hargray Communications Group, Inc.
  (DPC Acquisition Inc.)

  Term Loan B
  4.95%, 06/27/14 (d)                                 36,627            33,422
------------------------------------------------------------------------------

Hargray Communications Group, Inc.
  (HPC Acquisition Inc.)

  Term Loan B
  4.95%, 06/27/14 (d)                                  6,729             5,730
------------------------------------------------------------------------------

Insight Communications Co., Inc.

  Term Loan B
  4.69%, 04/06/14 (d)                              1,164,360         1,111,548
------------------------------------------------------------------------------

Ion Media Network (Paxson)

  Term Loan
  0%, 11/15/12 (d)(f)(g)                           1,000,000           800,000
------------------------------------------------------------------------------
  5.96%, 01/15/12 (d)                              1,801,171         1,440,937
------------------------------------------------------------------------------

Local TV LLC

  Term Loan B
  4.70-4.87%, 05/07/13 (d)                           926,203           805,797
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT             VALUE
------------------------------------------------------------------------------
BROADCASTING & CABLE TV--(CONTINUED)

Mediacom Communications Corp.

  Term Loan D-1
  4.14-4.38%, 01/31/15 (d)                   $     1,965,125   $     1,798,791
------------------------------------------------------------------------------
  Term Loan E
  0%, 01/16/09 (d)(g)                                478,974           474,985
------------------------------------------------------------------------------

NextMedia Operating, Inc.

  Delay Draw Term Loan
  0%, 11/15/12 (d)(f)(g)                               4,269             3,874
------------------------------------------------------------------------------
  6.53%, 11/15/12 (d)                                185,059           167,941
------------------------------------------------------------------------------
  Second Lien Term Loan
  10.38%, 11/15/13 (d)                               221,093           172,452
------------------------------------------------------------------------------
  Term Loan A
  0%, 11/15/12 (d)(f)(g)                               9,606             8,717
------------------------------------------------------------------------------
  6.45%, 11/15/12 (d)                                415,828           377,364
------------------------------------------------------------------------------

New Vision Television

  Second Lien
  9.58%, 11/01/14 (d)                                450,000           355,500
------------------------------------------------------------------------------
  Term Loan
  6.08%, 11/01/13 (d)                                 33,872            30,231
------------------------------------------------------------------------------
  Term Loan B
  6.08%, 11/01/13 (d)                                165,128           147,376
------------------------------------------------------------------------------

NTL Investment Holding Ltd.

  Term Loan B-4
  4.94%, 09/03/12 (d)                               282,965            271,080
------------------------------------------------------------------------------

Univision Communications Inc.

  Second Lien Term Loan
  0%, 03/29/09 (d)(g)                                806,452           767,137
------------------------------------------------------------------------------
  Term Loan
  4.63-5.15%, 06/30/14 (d)                           363,673           306,440
------------------------------------------------------------------------------

WaveDivision Holdings, LLC.

  Term Loan B
  5.35-7.50%, 06/30/14 (d)                           386,220           356,288
------------------------------------------------------------------------------

WideOpenWest Finance, LLC

  Term Loan
  5.15-5.40%, 06/28/14 (d)                         1,298,470         1,116,684
==============================================================================
                                                                    28,106,331
==============================================================================

BUILDING PRODUCTS - 2.18%

Building Materials Corp. of America

  Term Loan B
  5.69%, 02/22/14 (d)(f)                           1,449,778         1,295,739
------------------------------------------------------------------------------
  5.69%, 02/22/14 (d)                                  6,541             5,846
------------------------------------------------------------------------------

Champion Window Manufacturing Inc.

  Term Loan
  4.95%, 05/13/13 (d)                                478,926           356,800
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
BUILDING PRODUCTS - (CONTINUED)

Custom Building Products Inc.

  Second Lien Term Loan
  9.72%, 04/29/12 (d)                        $       608,924   $       487,139
------------------------------------------------------------------------------
  Term Loan
  4.95-6.97%, 10/29/11 (d)                            23,290            20,146
------------------------------------------------------------------------------

Masonite/Prem/Stile

  Canada Term Loan
  4.63-5.05%, 04/05/13 (d)                         1,453,552         1,377,249
------------------------------------------------------------------------------
  U.S. Term Loan
  4.63-5.05%, 04/05/13 (d)                         1,456,029         1,379,596
------------------------------------------------------------------------------

United Subcontractors, Inc.

  Term Loan B
  7.00-7.57%, 12/27/12 (d)                         1,359,470           798,689
==============================================================================
                                                                     5,721,204
==============================================================================

CASINOS & GAMING - 4.17

Bally Tech Alliance

  Term Loan
  0%, 09/04/08 (d)(e)                              2,250,000         2,188,125
------------------------------------------------------------------------------
  Term Loan
  7.36%, 09/04/09 (d)                              1,620,499         1,598,217
------------------------------------------------------------------------------

BLB Investors, LLC

  First Lien Term Loan
  6.63-7.19%, 07/18/11 (d)                           884,910           575,191
------------------------------------------------------------------------------

Cannery Casino

  Delay Draw Term Loan
  0%, 05/18/13 (d)(e)                                546,469           525,634
------------------------------------------------------------------------------
  4.92-5.24%, 05/18/13 (d)                           426,929           410,652
------------------------------------------------------------------------------
  Second Lien Term Loan
  6.95%, 05/18/14 (d)                                 84,000            78,960
------------------------------------------------------------------------------
  Term Loan B
  4.95%, 05/18/13 (d)                                385,960           371,246
------------------------------------------------------------------------------

Green Valley Ranch

  First Lien Term Loan B
  4.64-4.67%, 02/16/14 (d)                           221,484           185,400
------------------------------------------------------------------------------
  Second Lien Term Loan
  5.89%, 08/16/14 (d)                                369,000           242,156
------------------------------------------------------------------------------

Las Vegas Sands Venetian

  Term Loan
  4.17%, 05/23/14 (d)                                701,952           677,384
------------------------------------------------------------------------------
  Term Loan B
  4.45%, 05/23/14 (d)                              2,838,986         2,609,502
------------------------------------------------------------------------------

Wimar Columbia LANDCO

  Term Loan
  6.95%, 07/03/08 (d)                                374,000           357,170
------------------------------------------------------------------------------

Yonkers Racing Corp.

  Term Loan
  8.43%, 08/12/11 (d)                              1,224,603         1,132,758
==============================================================================
                                                                    10,952,395
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS - 0.40%

Oxbow Carbon

  Delay Draw Term Loan
  4.38%, 05/08/14 (d)                        $       157,644   $       147,266
------------------------------------------------------------------------------
  Term Loan B
  4.38-5.50%, 05/08/14 (d)                           972,059           908,065
==============================================================================
                                                                     1,055,331
==============================================================================

COMMERCIAL PRINTING - 0.87%

Cenveo, Inc.

  Delay Draw Term Loan
  4.35%, 06/21/13 (d)                                 29,145            27,505
------------------------------------------------------------------------------
  Term Loan C
  4.35%, 06/21/13 (d)                                867,039           818,268
------------------------------------------------------------------------------

Xsys Flink Ink Corp.

  Term Loan B5
  4.88%, 12/31/12 (d)                                795,787           706,012
------------------------------------------------------------------------------

Xsys (BASF Inks)

  Term Loan C1
  4.88%, 12/31/13 (d)                                813,772           721,969
==============================================================================
                                                                     2,273,754
==============================================================================

COMMODITY CHEMICALS - 1.86%

Lyondell Petrochemical

  Credit Linked Notes (Acquired 12/20/05;
    Cost $2,200,000)
  5.24%, 12/20/09 (f)(h)                           2,200,000         2,127,988
------------------------------------------------------------------------------
  Term Loan B2
  0%, 06/06/15 (d)(f)(g)                           1,666,667         1,508,333
------------------------------------------------------------------------------
  Term Loan B3
  0%, 06/06/15 (d)(g)                                833,333           755,858
------------------------------------------------------------------------------

Univar OPCO

  Term Loan B
  5.70%, 10/10/14 (d)                                531,029           492,751
==============================================================================
                                                                     4,884,930
==============================================================================

COMMUNICATIONS EQUIPMENT - 0.11%

General Communication Inc.

  Term Loan
  0%, 08/31/12 (d)(f)(g)                             424,800           416,304
------------------------------------------------------------------------------

Trilogy Choice One

  Term Loan C
  6.81-8.00%, 06/30/12 (d)                           340,486           299,628
==============================================================================
                                                                       715,932
==============================================================================

COMPUTER HARDWARE - 0.12%

Quantum Corp.

  Term Loan B
  6.20%, 07/12/14 (d)                                340,000           306,000
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.08%

Hillman Group (The)

  Term Loan B
  5.44-5.69%, 03/31/11 (d)                   $       232,462   $       215,028
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES -
  0.92%

Affiliated Computer Services, Inc.

  Delay Draw Term Loan
  4.38-4.59%, 03/20/13 (d)                           202,447           196,658
------------------------------------------------------------------------------
  Term Loan B
  4.39%, 03/20/13 (d)                                 44,585            43,310
------------------------------------------------------------------------------

First Data Corp.

  Delay Draw Term Loan B1
  0%, 09/24/14 (d)(e)                                447,638           414,930
------------------------------------------------------------------------------
  5.35%, 09/24/14 (d)                                 57,488            53,287
------------------------------------------------------------------------------
  Term Loan B1
  5.14-5.45%, 09/24/14 (d)                            69,324            64,259
------------------------------------------------------------------------------
  Term Loan B2
  5.35-5.45%, 09/24/14 (d)                         1,059,527           982,471
------------------------------------------------------------------------------
  Term Loan B3
  5.35-5.45%, 09/24/14 (d)                           722,646           670,345
==============================================================================
                                                                     2,425,260
==============================================================================

DIVERSIFIED CHEMICALS - 0.38%

Celanese US Holdings LLC

  Prefunded LOC
  2.80%, 04/02/14 (d)                                365,939           350,386
------------------------------------------------------------------------------
  Term Loan
  4.19%, 04/02/14 (d)                                356,343           341,199
------------------------------------------------------------------------------

Rockwood Specialties

  Term Loan E
  4.40%, 07/30/12 (d).                                98,245            93,855
------------------------------------------------------------------------------

Texas Petrochemicals L.P.

  Term Loan B
  5.25-5.44%, 06/27/13 (d)                           221,788           206,263
==============================================================================
                                                                       991,703
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES - 1.88%

Aspect Software, Inc.

  First Lien Term Loan
  5.63%, 07/11/11 (d)                                293,477           284,673
------------------------------------------------------------------------------

Bankruptcy Management Solutions, Inc.

  First Lien Term Loan
  6.39%, 07/28/12 (d)                                 63,040            57,839
------------------------------------------------------------------------------
  Second Lien Term Loan
  8.63%, 07/28/13 (d)                                 36,117            26,907
------------------------------------------------------------------------------

Brock Holdings III, Inc.

  Term Loan B
  4.38-4.70%, 02/26/14 (d)                           459,360           424,908
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES - (CONTINUED)

Central Parking Corp.

  Second Lien Term Loan
  7.44%, 11/22/14 (d)                        $        25,522   $        22,970
------------------------------------------------------------------------------
  Syn LOC
  5.13%, 05/22/14 (d)                                 63,036            57,993
------------------------------------------------------------------------------
  Term Loan B
  4.80-4.93%, 05/22/14 (d)                           151,074           138,988
------------------------------------------------------------------------------

Merrill Corp.

  Term Loan
  4.63-4.95%, 05/15/11 (d)                           932,489           797,278
------------------------------------------------------------------------------

N.E.W. Customer Service

  Term Loan B
  5.15-5.49%, 05/22/14 (d)                         1,921,128         1,733,818
------------------------------------------------------------------------------

Nuance Communications, Inc.

  Revolver Loan
  0%, 04/01/12 (d)(e)                                121,000           104,060
------------------------------------------------------------------------------
  Term Loan B
  4.89%, 04/01/13 (d)                                356,720           339,479
------------------------------------------------------------------------------

Production Resources, Inc.

  Term Loan B
  6.19-6.30%, 08/15/14 (d)                         1,021,169           949,687
==============================================================================
                                                                     4,938,600
==============================================================================

DIVERSIFIED METALS & MINING - 0.28%

Magnum Coal Co.

  Term Loan C
  9.75%, 03/21/13 (d)                                226,755           224,488
------------------------------------------------------------------------------
  Term Loan
  9.75%, 03/21/13 (d)                                526,072           520,811
==============================================================================
                                                                       745,299
==============================================================================

DRUG RETAIL - 0.53%

General Nutrition Centers, Inc.

  Term Loan B
  4.94-4.95%, 09/16/13 (d)                         1,283,829         1,178,982
------------------------------------------------------------------------------

MAPCO Express, Inc.

  Term Loan
  5.14-5.29%, 04/28/11 (d)                           123,626           116,827
------------------------------------------------------------------------------

The Pantry, Inc.

  Delay Draw Term Loan
  4.14%, 05/15/14 (d)                                 22,695            19,631
------------------------------------------------------------------------------
  Term Loan B
  4.14%, 05/15/14 (d)                                 79,305            68,599
==============================================================================
                                                                     1,384,039
==============================================================================

EDUCATION SERVICES - 0.09%

Bright Horizons Family Solutions, Inc.

  Term Loan B
  0%, 05/21/15 (d)(f)(g)                             249,750           247,253
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ELECTRIC UTILITIES - 5.87%

AES Corp.

  Syn LOC
  6.68%, 03/29/10 (d)                        $       828,701   $       809,365
------------------------------------------------------------------------------
  Syn LOC
  6.36-6.68%, 03/29/10 (d)                         2,292,511         2,239,020
------------------------------------------------------------------------------

Bicent Power

  Second Lien Term Loan
  6.70%, 07/10/14 (d)                                250,400           210,336
------------------------------------------------------------------------------

Calpine Corp.

  First Priority Term Loan
  5.58%, 03/29/09 (d)                              2,744,916         2,654,850
------------------------------------------------------------------------------

Dynegy Holdings Inc.

  Loan C
  4.36%, 04/02/13 (d)                              1,702,128         1,557,447
------------------------------------------------------------------------------
  Term Loan B
  4.36%, 04/02/13 (d)                                296,383           280,304
------------------------------------------------------------------------------

Energy Investor Funds (USPF Holdings)

  Term Loan
  4.37-4.47%, 04/11/14 (d)                           229,326           209,834
------------------------------------------------------------------------------

FirstLight Power Resources

  Second Lien Term Loan
  7.13%, 05/01/14 (d)                                315,000           274,050
------------------------------------------------------------------------------

Kelson Holdings, LLC

  Term Loan
  5.95%, 03/08/13 (d)                              1,494,000         1,435,797
------------------------------------------------------------------------------

NE Energy, Inc.

  Syn LOC
  5.25%, 11/01/13 (d)                                 92,351            86,964
------------------------------------------------------------------------------
  Term Loan B
  5.04%, 11/01/13 (d)                                708,741           667,398
------------------------------------------------------------------------------

NRG Energy Inc.

  Syn LOC
  2.60%, 02/01/13 (d)                                695,897           667,713
------------------------------------------------------------------------------
  Term Loan B
  4.20%, 02/01/13 (d)                              1,463,305         1,356,104
------------------------------------------------------------------------------

NSG Holdings II, LLC

  Syn LOC
  4.35%, 06/15/14 (d)                                 38,265            35,395
------------------------------------------------------------------------------
  Term Loan B
  4.35%, 06/15/14 (d)                                231,102           213,769
------------------------------------------------------------------------------

Texas Competitive Electric Holdings Co.

  Delay Draw Term Loan
  0%, 10/10/2014 (d)(e)                              254,043           233,931
------------------------------------------------------------------------------
  6.23-6.49%, 10/10/2014 (d)                         535,628           493,224
------------------------------------------------------------------------------
  Term Loan B1
  6.23-6.49%, 10/10/2014 (d)                         778,931           730,247
------------------------------------------------------------------------------
  Term Loan B2
  6.12-6.48%, 10/10/14 (d)                           404,567           380,707
------------------------------------------------------------------------------
  Term Loan B3
  6.23-6.48%, 10/10/14 (d)                            31,255            29,372
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
ELECTRIC UTILITIES - (CONTINUED)

TPF Generation Holdings, LLC

  Second Lien Term Loan
  6.95%, 12/15/14 (d)                        $       267,000   $       240,968
------------------------------------------------------------------------------
  Syn LOC D
  2.60%, 12/15/13 (d)                                 97,672            92,959
------------------------------------------------------------------------------
  Syn Revolver Deposit
  2.60%, 12/15/11 (d)                                 30,618            29,141
------------------------------------------------------------------------------
  Term Loan
  4.70%, 12/15/13 (d)                                491,259           467,555
==============================================================================
                                                                    15,396,450
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 0.44%

Aeroflex Inc.

  Term Loan B1
  5.94%, 08/15/14 (d)                                320,968           300,105
------------------------------------------------------------------------------

Cellnet Technology, Inc.

  First Lien Term Loan B
  6.00%, 07/22/11 (d)                                220,116           196,453
------------------------------------------------------------------------------
  Second Lien Term Loan
  8.25%, 10/22/11 (d)                                444,444           385,186
------------------------------------------------------------------------------

Crown Castle International Corp.

  Term Loan B
  4.20%, 03/06/14 (d)                                286,308           271,328
------------------------------------------------------------------------------
                                                                     1,153,072
==============================================================================

ELECTRONIC MANUFACTURING SERVICES - 0.09%

Sorenson Communications, Inc.

  First Lien Term Loan
  5.20%, 08/16/13 (d)                                239,220           229,053
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES - 0.09%

Allied Waste Industries Inc.

  Term Loan
  3.93-4.57%, 01/15/12 (d)                            36,466            35,172
------------------------------------------------------------------------------

Covanta Holding Corp.

  Syn LOC
  2.59%, 02/09/14 (d)                                 84,652            80,984
------------------------------------------------------------------------------
  Term Loan B
  4.19-6.25%, 02/09/14 (d)                           131,335           125,643
==============================================================================
                                                                       241,799
==============================================================================

FOOD DISTRIBUTORS - 4.23%

Advanced Food

  Delay Draw Term Loan
  4.45%, 03/15/14 (d)                                 99,750            90,274
------------------------------------------------------------------------------
  Second Lien Term Loan
  6.95%, 03/15/14 (d)                              1,233,357         1,036,020
------------------------------------------------------------------------------
  Term Loan B
  4.45%, 03/15/14 (d)                              1,155,000         1,045,275
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
FOOD DISTRIBUTORS - (CONTINUED)

ARAMARK Corp.

  Syn LOC
  0.74%, 01/26/14 (d)                        $       278,024   $       260,856
------------------------------------------------------------------------------
  Term Loan B
  4.57%, 01/26/14 (d)                              4,376,280         4,106,045
------------------------------------------------------------------------------

Pinnacle Foods Group, Inc. (Aurora Foods)

  Revolver Loan
  0%, 04/02/13 (d)(e)                              1,000,000           870,000
------------------------------------------------------------------------------
  Term Loan B
  5.42-5.55%, 04/02/14 (d)                         3,956,510         3,704,282
==============================================================================
                                                                    11,112,752
==============================================================================

FOOD RETAIL - 0.39%

Outback Steakhouse

  Revolving Credit Loan
  2.67%, 06/14/13 (d)                                 79,304            68,261
------------------------------------------------------------------------------
  Term Loan
  5.00%, 06/14/14 (d)                                948,537           816,453
------------------------------------------------------------------------------

Quizno's Corp. (The)

  First Lien Term Loan B
  4.94-5.00%, 05/05/13 (d)                           106,372            90,660
------------------------------------------------------------------------------
  Second Lien Term Loan
  8.45%, 11/05/13 (d)                                 57,000            46,455
==============================================================================
                                                                     1,021,829
==============================================================================

FOREST PRODUCTS - 1.10%

Boise Cascade Holdings, LLC

  Second Lien Term Loan
  11.00%, 02/22/2015 (d)                             189,000           183,330
------------------------------------------------------------------------------

Georgia-Pacific Corp.

  Add On Term Loan B
  4.45-4.74%, 12/29/12 (d)                           672,091           635,407
------------------------------------------------------------------------------
  Term Loan B
  4.40-4.74%, 12/21/12 (d)                         2,186,461         2,067,117
==============================================================================
                                                                     2,885,854
==============================================================================

HEALTH CARE DISTRIBUTORS - 0.14%

Warner Chilcott PLC

  Term Loan B
  4.70-4.88%, 01/18/12 (d)                           287,049           277,181
------------------------------------------------------------------------------
  Term Loan C
  4.70-4.88%, 01/18/12 (d)                            98,731            95,337
==============================================================================
                                                                       372,518
==============================================================================

HEALTH CARE EQUIPMENT - 0.43%

Advanced Medical Optics, Inc.

  Term Loan B
  4.45-6.65%, 04/02/14 (d)                           288,351           267,445
------------------------------------------------------------------------------

CONMED Corp.

  Term Loan
  3.88%, 04/13/13 (d)                                218,293           217,747
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT - (CONTINUED)

Orthofix International  N.V.

  Term Loan B
  4.64%, 09/22/13 (d)                        $       618,555   $       565,978
------------------------------------------------------------------------------

Sunrise Medical Inc.

  Term Loan B1
  6.69-7.00%, 05/13/10 (d)                            85,840            68,672
==============================================================================
                                                                     1,119,842
==============================================================================

HEALTH CARE FACILITIES - 3.61%

Community Health System

  Delay Draw Term Loan
  0%, 07/25/14 (d)(e)                                161,735           152,467
------------------------------------------------------------------------------
  Term Loan B
  4.63-4.90%, 07/25/14 (d)                         3,156,279         2,975,399
------------------------------------------------------------------------------

HCA, Inc.

  Term Loan A
  4.70%, 11/19/12 (d)                                276,868           258,578
------------------------------------------------------------------------------
  Term Loan B
  4.95%, 11/18/13 (d)                                415,804           391,015
------------------------------------------------------------------------------

Health Management Associates Inc.

  Term Loan B
  4.45%, 02/28/14 (d)                              3,099,814         2,874,523
------------------------------------------------------------------------------

IASIS Healthcare Corp.

  Delay Draw Term Loan
  4.38%, 03/14/14 (d)                                715,421           676,669
------------------------------------------------------------------------------
  Loan C
  2.36%, 03/14/14 (d)                                190,779           180,445
------------------------------------------------------------------------------
  Term Loan B
  4.38%, 03/14/14 (d)                              2,072,862         1,960,581
==============================================================================
                                                                     9,469,677
==============================================================================

HEALTH CARE SERVICES - 2.04%

AGA Medical Corp.

  Term Loan B
  4.72-4.73%, 04/29/13 (d)                           119,216           106,102
------------------------------------------------------------------------------

Amerigroup Corp.

  Syn LOC
  4.94%, 03/23/12 (d)                                208,096           193,561
------------------------------------------------------------------------------

CRC Health Corp.

  Add On Term Loan B
  4.92%, 02/06/13 (d)                                401,289           373,199
------------------------------------------------------------------------------

Genoa Healthcare LLC

  Term Loan B
  6.00-7.00%, 08/10/12 (d)                            89,851            83,561
------------------------------------------------------------------------------
  Second Lien Term Loan
  10.75%, 02/10/13 (d)                               132,000           125,400
------------------------------------------------------------------------------

inVentiv Health, Inc.

  Term Loan B
  4.45%, 07/06/14 (d)                                535,092           501,649
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
HEALTH CARE SERVICES - (CONTINUED)

Royalty Pharma

  Term Loan B
  0%, 04/16/13 (d)(g)                        $       216,245   $       211,109
------------------------------------------------------------------------------
  4.95%, 04/16/13 (d)                                898,148           876,817
------------------------------------------------------------------------------

Skilled Healthcare LLC

  Term Loan
  4.38-4.90%, 06/15/12 (d)                           364,688           335,513
------------------------------------------------------------------------------

Sun Healthcare Group, Inc.

  Delay Draw Term Loan
  4.70-5.04%, 4/19/14 (d)                             70,151            65,240
------------------------------------------------------------------------------
  Syn LOC
  2.60%, 04/19/14 (d)                                 89,827            83,539
------------------------------------------------------------------------------
  Term Loan B
  4.65-4.92%, 04/19/14 (d)                           415,782           386,677
------------------------------------------------------------------------------

US Oncology, Inc.

  Term Loan B
  5.45-5.65%, 08/20/11 (d)                           637,428           615,517
------------------------------------------------------------------------------

Viant, Inc.

  Term Loan B
  4.95%, 06/25/14 (d)                              1,610,186         1,400,862
==============================================================================
                                                                     5,358,746
==============================================================================

HEALTH CARE SUPPLIES - 2.34%

APP Pharmaceuticals, Inc

  Term Loan B
  0%, 12/15/13 (d)(f)(g)                           2,956,000         2,882,100

Accellent Corp.

  Term Loan B
  4.89-5.14%, 11/22/12 (d)                         3,042,773         2,647,212

Fresenius Medical Care AG & Co. KGaA

  Term Loan B
  3.95-4.09%, 03/31/13 (d)                           170,615           165,039

Mylan Laboratories

  Term Bond
  5.69-6.00%, 10/02/14 (d)                           447,269           439,330
==============================================================================
                                                                     6,133,681
==============================================================================

HOMEBUILDING - 0.13%

Headwaters, Inc.

  First Lien Term Loan B1
  4.40%, 04/30/11 (d)                                371,875           354,211
==============================================================================

HOTELS, RESORTS & CRUISE LINES - 0.47%

American Gaming Systems

  Delay Draw Term Loan
  5.39%, 05/14/13 (d)                                 91,262            73,922
------------------------------------------------------------------------------
  Term Loan B
  5.39%, 05/14/13 (d)                                652,282           528,349
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES -
  (CONTINUED)

Centaur Gaming

  Delay Draw Term Loan
  0%, 10/30/12 (d)(e)                        $        76,724   $        65,983
------------------------------------------------------------------------------
  Second Lien
  10.20%,10/30/13 (d)                                115,641            92,513
------------------------------------------------------------------------------
  Term Loan B
  6.70%,10/30/12 (d)                                 360,604           310,120
------------------------------------------------------------------------------

Ginn Club & Resort

  Revolving Credit Loan
  2.60%, 06/08/11 (d)                                 49,078            34,518
------------------------------------------------------------------------------
  First Lien Term Loan B
  6.20%, 06/08/11 (d)                                105,289            74,053
------------------------------------------------------------------------------
  Second Lien Term Loan
  10.20%, 06/08/12 (d)                               127,556            54,211
==============================================================================
                                                                     1,233,669
==============================================================================

HOUSEHOLD PRODUCTS - 2.32%

AMSCAN Holdings

  Term Loan B
  4.64-4.91%, 05/25/13 (d)                           369,600           319,704
------------------------------------------------------------------------------

Jarden Corp.

  Term Loan B-1
  4.45%, 01/24/12 (d)                                593,705           564,468
------------------------------------------------------------------------------

Nice-Pak Products Inc.

  Term Loan
  5.70%, 06/18/14 (d)                                407,918           379,363
------------------------------------------------------------------------------

Prestige Brands International, Inc.

  Term Loan B
  5.16-6.97%, 04/06/11 (d)                            35,097            33,781
------------------------------------------------------------------------------

Rent-A-Center

  Term Loan B
  4.47-6.58%, 06/30/12 (d)                           941,029           879,862
------------------------------------------------------------------------------

Sally Beauty Holdings, Inc.

  Term Loan B
  4.90-5.14%, 11/16/13 (d)                           668,606           637,056
------------------------------------------------------------------------------

Spectrum Brands, Inc.

  Term Loan B
  6.59-6.73%, 03/30/13 (d)                         3,269,440         3,108,692
------------------------------------------------------------------------------
  Loan C
  2.68%, 03/30/13 (d)                                169,116           160,801
==============================================================================
                                                                     6,083,727
==============================================================================

HUMAN RESOURCE & EMPLOYMENT
  SERVICES - 0.56%

AMN Healthcare Services, Inc.

  Term Loan B
  4.45%, 11/02/11 (d)                                103,699           100,588
------------------------------------------------------------------------------

Koosharem Corp.

  Second Term Loan
  9.75%, 12/31/14 (d)                                298,800           149,400
------------------------------------------------------------------------------
  Term Loan
  5.71%, 07/12/14 (d)                                737,171           464,417
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT
   SERVICES - (CONTINUED)

Kronos Inc.

  First Lien Term Loan
  4.95%, 06/11/14 (d)                        $       813,536   $       747,436
==============================================================================
                                                                     1,461,841
==============================================================================

INDUSTRIAL CONGLOMERATES - 0.09%

Dresser Inc.

  Term Loan B
  4.88-5.22%, 05/04/14 (d)                           243,849           226,780
==============================================================================

INDUSTRIAL MACHINERY - 1.20%

Gleason Corp.

  First Lien Term Loan
  4.44-4.75%, 06/30/13 (d)                           123,749           115,086
------------------------------------------------------------------------------

Itron Inc.

  Term Loan
  4.39-4.70%, 04/18/14 (d)                           149,637           146,270
------------------------------------------------------------------------------

Pro Mach, Inc.

  Term Loan
  4.95%, 12/14/11 (d)                                588,000           546,840
------------------------------------------------------------------------------

Rexnord Corp.

  Add on Term Loan
  4.98%, 07/19/13 (d)                                 96,077            91,274
------------------------------------------------------------------------------
  Sr. Unsec. Term Loan
  10.06%, 03/02/13 (d)                             2,264,803         2,151,563
------------------------------------------------------------------------------
  Term Loan B
  5.10-5.32%, 07/19/13 (d)                           102,746            96,582
==============================================================================
                                                                     3,147,615
==============================================================================

INSURANCE BROKERS - 0.25%

Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  4.97%, 04/03/14 (d)                                387,090           294,188
------------------------------------------------------------------------------
  Second Lien Term Loan
  8.22%, 10/03/14 (d)                                105,200            75,744
------------------------------------------------------------------------------

USI Holdings Corp.

  Term Loan B
  5.45%, 05/05/14 (d)                                323,423           298,358
==============================================================================
                                                                       668,290
==============================================================================

INTEGRATED OIL & GAS - 0.41%

Western Refining

  Term Loan B
  4.65%, 05/30/14 (d)                              1,204,236         1,065,749
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 1.40%

Cavalier Telephone Inc.

  Term Loan B
  10.50%, 12/31/12 (d)                               967,336           793,215
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION
  SERVICES - (CONTINUED)

Country Road Communications, Inc.

  First Lien Term Loan
  5.39-5.70%, 07/15/12 (d)                   $       255,479   $       252,286
------------------------------------------------------------------------------
  Second Lien Term Loan
  10.14%, 07/15/13 (d)                               571,429           554,286
------------------------------------------------------------------------------

Integra Telecom, Inc.

  Term Loan B
  6.89-7.15%, 08/31/13 (d)                         306,460           288,839
------------------------------------------------------------------------------

PAETEC Communications, Inc.

  Add On Term Loan
  4.88%, 02/28/13 (d)                                375,060           362,870
------------------------------------------------------------------------------
  Term Loan
  4.88%, 02/28/13 (d)                              1,098,488         1,062,787
------------------------------------------------------------------------------

Time Warner Telecommunication Holdings
  Inc.

  Term Loan B
  4.39%, 01/07/13 (d)                                389,737           370,932
==============================================================================
                                                                     3,685,215
==============================================================================

INTERNET SOFTWARE & SERVICES - 0.58%

Language Line LLC

  Term Loan B1
  5.95%, 06/10/11 (d)                                802,227           748,076
------------------------------------------------------------------------------

Network Solutions, LLC

  Term Loan B
  4.89-5.20%, 03/07/14 (d)                           907,553           762,345
==============================================================================
                                                                     1,510,421
==============================================================================

INVESTMENT BANKING & BROKERAGE - 0.58%

Gartmore Investment Ltd.

  U.S. Term Loan
  4.67%, 05/11/14 (d)                                877,222           771,955
------------------------------------------------------------------------------

JG Wentworth LLC

  Term Loan
  4.92%, 04/04/14 (d)                                942,671           742,354
==============================================================================
                                                                     1,514,309
==============================================================================

IT CONSULTING & OTHER SERVICES - 0.24%

SunGuard Data Systems Inc.

  U.S. Term Loan
  4.51%, 02/11/13 (d)                                678,544           638,911
==============================================================================

LEISURE FACILITIES - 2.19%

24 Hour Fitness Worldwide Inc.

  Term Loan B
  5.20-7.22%, 06/08/12 (d)                         1,274,000         1,184,820
------------------------------------------------------------------------------

AMF Group

  First Lien Term Loan B
  5.20-5.49%, 06/08/13 (d)                           433,524           338,149
------------------------------------------------------------------------------
  Second Lien Term Loan
  9.24%, 12/08/13 (d)                                177,143           132,857
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
LEISURE FACILITIES - (CONTINUED)

Greektown Casino LLC

  Delay Draw Term Loan
  0%, 06/01/09 (d)                           $       893,400   $       884,466
------------------------------------------------------------------------------
  Term Loan B
  5.44-5.50%, 12/03/12 (d)                           148,160           138,959
------------------------------------------------------------------------------

Harrah's Operating Company, Inc.

  First Term Loan B1
  5.91-5.92%, 01/28/15 (d)                           732,785           683,139
------------------------------------------------------------------------------
  First Term Loan B2
  5.91-5.92%, 01/28/15 (d)                           803,743           750,369
------------------------------------------------------------------------------
  First Term Loan B3
  5.91-5.92%, 01/28/15 (d)                           345,421           322,882
------------------------------------------------------------------------------

PITG Gaming LLC

  Term Loan B
  13.00%, 06/13/08 (d)                               519,467           498,688
------------------------------------------------------------------------------

Premier Parks Inc.

  Term Loan
  4.60-5.33%, 04/30/15 (d)                           641,905           574,963
------------------------------------------------------------------------------

Universal City Development Partners

  Term Loan B
  4.30-4.77%, 06/09/11 (d)                           231,364           225,001
==============================================================================
                                                                     5,734,293
==============================================================================

LEISURE PRODUCTS - 1.96%

Cinemark USA, Inc.

  Term Loan
  4.43-4.67%, 10/05/13 (d)                         1,723,977         1,636,547
------------------------------------------------------------------------------

Golden Nugget, Inc.

  Delay Draw Term Loan
  0%, 06/30/14 (d)(e)                                 32,386            29,553
------------------------------------------------------------------------------
  First Lien Term Loan B
  4.39-4.46%, 06/30/14 (d)                            56,676            51,717
------------------------------------------------------------------------------
  Second Lien Term Loan
  5.71%, 12/31/14 (d)                                214,000           145,520
------------------------------------------------------------------------------

Panavision Inc.

  First Lien Term Loan
  5.88-6.42%, 03/30/11 (d)                            36,833            30,939
------------------------------------------------------------------------------
  Second Lien Term Loan
  10.40-10.42%, 03/30/12 (d)                           9,500             7,600
------------------------------------------------------------------------------

Sabre Holdings Corp.

  Term Loan
  4.38-4.90%, 09/30/14 (d)                         3,412,832         2,910,719
------------------------------------------------------------------------------

True Temper Sports Inc.

  Second Lien Term Loan
  8.42%, 06/30/11 (d)                                104,000            97,500
------------------------------------------------------------------------------
  Term Loan
  5.70-6.03%, 03/15/11 (d)                           251,281           235,576
==============================================================================
                                                                     5,145,671
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
MARINE - 0.19%

US Shipping LLC

  Term Loan
  0%, 08/06/12 (d)(h)                        $        77,961   $        66,982
------------------------------------------------------------------------------
  6.20%, 08/06/12(d)                                 494,645           424,982
==============================================================================
                                                                       491,964
==============================================================================

MARINE PORTS & SERVICES - 0.13%

Fleetcor Technologies, Inc

  Tranche 1
  5.07%, 04/30/13 (d)                                201,344           191,277
------------------------------------------------------------------------------
  Tranche 2
  0%, 04/30/13 (d)(f)(g)                             124,532           118,305
------------------------------------------------------------------------------
  4.88%, 04/30/13 (d)                                 40,676            38,642
==============================================================================
                                                                       348,224
==============================================================================

METAL & GLASS CONTAINERS - 0.87%

Berry Plastics Corp.

  Term Loan C
  4.76%, 04/03/15 (d)                                  4,427             4,083
------------------------------------------------------------------------------
  4.78%, 04/03/15 (d)(f)                           1,652,702         1,524,411
------------------------------------------------------------------------------

MAUSER Corp.

  Term Loan B2
  4.76%, 06/13/15 (d)                                500,000           376,667
------------------------------------------------------------------------------
  Term Loan C2
  5.01%, 06/13/16 (d)                                500,000           376,667
==============================================================================
                                                                     2,281,828
==============================================================================

MOVIES & ENTERTAINMENT - 3.71%

Alpha III

  Second Lien Term Loan D
  8.22%, 06/30/14 (d)                              2,500,000         2,162,500
------------------------------------------------------------------------------
  Term Loan B1
  7.09%, 12/31/13 (d)                              2,285,714         2,137,143
------------------------------------------------------------------------------
  Term Loan B2
  7.09%, 12/31/13 (d)                              1,714,286         1,602,857
------------------------------------------------------------------------------

LodgeNet Entertainment Corp.

  Term Loan
  4.70%, 04/04/14 (d)                              1,346,641         1,210,294
------------------------------------------------------------------------------

NEP II, Inc.

  Term Loan B
  4.95%, 02/16/14 (d)                                413,421           373,802
------------------------------------------------------------------------------

Warner Music Group

  Term Loan
  4.38-4.92%, 02/28/11(d)                          1,886,944         1,770,189
------------------------------------------------------------------------------

Zuffa LLC

  Term Loan
  0%, 06/19/15 (d)(h)                                 91,622            70,320
------------------------------------------------------------------------------
  4.50%, 06/19/15 (d)                                532,379           408,601
==============================================================================
                                                                     9,735,706
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES - 0.50%

Buhrmann US Inc.

  Term Loan B
  7.50%, 04/01/14 (d)                        $     1,316,250   $     1,316,250
==============================================================================

OIL & GAS DRILLING - 1.18%

Niska/CR Gas & Storage

  Canada Term Loan
  4.53%, 05/13/13 (d)                                280,103          268,899
------------------------------------------------------------------------------
  Delay Draw Term Loan
  4.60%, 05/13/13 (d)                                 30,687           29,460
------------------------------------------------------------------------------
  Term Loan
  4.55%, 05/13/11 (d)                                 18,504           17,764
------------------------------------------------------------------------------
  U.S. Term Loan
  4.59%, 05/13/13 (d)                                 45,302           43,490
------------------------------------------------------------------------------

Ram Energy Inc.

  Term Loan
  10.25%, 11/28/12 (d)                               755,911           752,131
------------------------------------------------------------------------------
Resolute Natural Resources Corp.

  Second Lien Term Loan
  7.41%, 06/27/13 (d)                                541,176           460,000
------------------------------------------------------------------------------

Venoco, Inc.

  Second Lien Term Loan
  6.69%, 05/07/14(d)                               1,596,405         1,513,924
==============================================================================
                                                                     3,085,668
==============================================================================

OIL & GAS EQUIPMENT & SERVICES - 0.96%

CCS Corp.

  Term Loan B
  0%, 11/14/14 (d)(f)(g}                              89,769            76,752
------------------------------------------------------------------------------
  5.70%, 11/14/14 (d)                              1,658,800         1,418,274
------------------------------------------------------------------------------

Petroleum Geo-Services A.S.A.

  Term Loan
  4.45%, 06/29/15 (d)                                213,069           205,878
------------------------------------------------------------------------------

Sem Group L.P.

  U.S. Term Loan B2
  4.88-4.90%, 03/16/11 (d)                           334,802           328,106
------------------------------------------------------------------------------
Targa Resources, Inc.

  Syn LOC
  2.57%, 10/31/12 (d)                                 26,247            25,624
------------------------------------------------------------------------------
  Term Loan
  4.65-4.70%, 10/31/12 (d)                            29,804            29,096
------------------------------------------------------------------------------

Volnay S.A.
  Term Loan
  4.88%, 01/12/14 (d)                                453,513           424,885
==============================================================================
                                                                     2,508,615
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION - 0.05%

Helix Energy Solutions Group, Inc.

  Term Loan B
  4.38-4.71%, 07/01/13 (d)                           135,908           131,887
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION - 0.68%

Energy Transfer Equity, LP

  Term Loan B
  4.51%, 02/08/12 (d)                        $     1,849,584   $     1,795,088
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.42%

Conseco, Inc.

  Term Loan
  4.38%, 10/10/13 (d)                              1,278,284         1,089,737
==============================================================================

PACKAGED FOODS & MEATS - 0.49%

Birds Eye Foods Inc.

  Term Loan B
  4.45%, 03/22/13 (d)                                174,189           165,479
------------------------------------------------------------------------------

Dole Foods Co., Inc.

  Loan C
  2.58%, 04/12/13 (d)                                 93,875            86,849
------------------------------------------------------------------------------
  Term Loan B
  4.75-6.00%, 04/12/13 (d)                           253,523           234,548
------------------------------------------------------------------------------
  Term Loan C
  4.75-6.00%, 04/12/13 (d)                           874,305           808,868
==============================================================================
                                                                     1,295,744
==============================================================================

PAPER PACKAGING - 0.05%

Verso Papers Holding, LLC

  Term Loan
  4.45%, 08/01/13 (d)                                128,401           120,911
==============================================================================

PAPER PRODUCTS - 0.03%

Xerium S.A.

  U.S. Term Loan
  5.45%, 05/18/12 (d)                                 89,422            75,115
==============================================================================

PERSONAL PRODUCTS - 1.93%

American Safety Razor Co.

  Term Loan
  5.13-5.40%, 07/31/13 (d)                           201,572           193,509
------------------------------------------------------------------------------
  Second Lien Term Loan
  8.64-8.89%, 01/31/14 (d)                           183,000           170,190
------------------------------------------------------------------------------

Hanesbrands Inc.

  Second Lien Term Loan
  6.66%, 03/05/14 (d)                              2,909,829         2,875,880
------------------------------------------------------------------------------

HVHC, Inc.

  Term Loan B
  4.95%, 08/01/13 (d)                              1,405,679         1,335,395
------------------------------------------------------------------------------

Topps Company Inc.

  Term Loan
  5.16%, 10/12/14 (d)                                568,083           485,711
==============================================================================
                                                                     5,060,685
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS - 0.07%

Quintiles Transnational Corp.

  Second Lien Term Loan
  6.70%, 03/31/14 (d)                        $        74,764   $        71,400
------------------------------------------------------------------------------
  Term Loan B
  4.70%, 03/31/13 (d)                                104,848            99,737
==============================================================================
                                                                       171,137
==============================================================================

PROPERTY & CASUALTY INSURANCE - 0.99%

Starbound II

  Term Loan A
  7.19%, 08/20/09                                  1,400,000         1,396,500
------------------------------------------------------------------------------
  Term Loan B
  5.69%, 08/20/09                                  1,200,000         1,197,000
==============================================================================
                                                                     2,593,500
==============================================================================

PUBLISHING - 5.19

American Media, Inc.

  Term Loan B
  5.96%, 01/30/13 (d)                              2,029,412         1,877,206
------------------------------------------------------------------------------

Canwest Mediaworks

  Term Loan B
  4.65%, 07/13/14 (d)                                268,375           254,285
------------------------------------------------------------------------------

Caribe Information Investment Inc.

  Term Loan
  4.64-4.96%, 03/31/13 (d)                            77,704            69,157
------------------------------------------------------------------------------

Dex Media West LLC

  Term Loan B2
  3.89-4.41%, 03/09/10 (d)                         3,118,270         3,086,115
------------------------------------------------------------------------------

Endurance Business Media, Inc.

  Second Lien Term Loan
  9.64%, 01/26/14 (d)                                 59,090            44,317
------------------------------------------------------------------------------
  Term Loan
  5.14%, 07/26/13 (d)                                114,880            89,607
------------------------------------------------------------------------------
F & W Publications, Inc.

  Second Lien Term Loan
  6.85%, 08/05/13 (d)                                357,143           160,714
------------------------------------------------------------------------------

Gatehouse Media, Inc.

  Delay Draw Term Loan
  4.65-4.72%, 08/28/14 (d)                           790,661           551,486
------------------------------------------------------------------------------
  Term Loan
  5.25%, 08/28/14 (d)                                 24,385            16,948
------------------------------------------------------------------------------
  Term Loan B
  4.65%, 08/28/14 (d)                              2,131,101         1,486,443
------------------------------------------------------------------------------

Hanley Wood LLC

  Term Loan
  4.94-4.96%, 03/08/14 (d)                           328,350           251,598
------------------------------------------------------------------------------

Idearc, Inc. (Verizon)

  Term Loan B
  4.39-4.70%, 11/17/14 (d)                         3,792,000         3,150,204
------------------------------------------------------------------------------

Local Insight Regatta Holdings, Inc.

  Term Loan
  7.75%, 04/23/15 (d)                                578,718           536,037
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
PUBLISHING - (CONTINUED)

MediaNews Group

  Term Loan B
  4.63%, 12/30/10 (d)                        $     1,560,322   $     1,271,662
------------------------------------------------------------------------------

Reader's Digest Association Inc.

  Term Loan B
  4.72-5.06%, 03/02/14 (d)                           450,527           390,551
------------------------------------------------------------------------------

Yell Group Ltd.

  Term Loan B1
  4.38%, 10/27/12 (d)                                429,750           383,150
==============================================================================
                                                                    13,619,480
==============================================================================

RAILROADS - 0.52%

RailAmerica Inc.

  Term Loan B
  4.93%, 08/14/08 (d)                                491,599           476,850
------------------------------------------------------------------------------
  Term Loan B
  4.93%, 08/14/08 (d)(f)                             910,426           883,113
==============================================================================
                                                                     1,359,963
==============================================================================

REAL ESTATE INVESTMENT - 0.04%

Capital Automotive
  Term Loan B
  4.58%, 12/15/10 (d)                                110,918           107,076
==============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT  -
   0.62%

Kyle Acquisition Group, LLC

  Three Year Term Loan
  8.00%, 07/20/09 (d)                                888,170           325,663
------------------------------------------------------------------------------

Lake Las Vegas Resort

  Revolver Loan
  16.10%, 12/22/12 (d)                               268,336            67,084
------------------------------------------------------------------------------
  Tranches 1 & 2
  16.10%, 12/22/12 (d)                             2,202,948           550,737
------------------------------------------------------------------------------

RE/MAX International, Inc.

  Term Loan B
  6.23%, 12/17/12 (d)                                611,561           519,827
------------------------------------------------------------------------------

Yellowstone Mountain Club, LLC

  Term Loan
  4.76%, 09/30/10 (d)                                204,667           166,803
==============================================================================
                                                                     1,630,114
==============================================================================

RESTAURANTS - 0.03%

Sbarro Inc.

  Term Loan B
  4.88%, 01/31/14 (d)                                 98,070            81,888
==============================================================================

SEMICONDUCTORS - 1.70%

Freescale Semiconductor, Inc.

  Term Loan B
  4.58%, 12/01/13 (d)                              4,973,894         4,466,333
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                   AMOUNT           VALUE
------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES - 0.21%

Jacobson Corp.

  Term Loan B
  5.37%, 06/19/14 (d)                        $       326,533   $       251,430
------------------------------------------------------------------------------

LPL Holdings Inc.

  Term Loan D
  4.70%, 06/28/13 (d)                                313,082           292,731
==============================================================================
                                                                       544,161
==============================================================================

SPECIALIZED FINANCE - 0.14%

Citco Group Ltd. (The)

  Term Loan B
  6.72%, 06/30/14 (d)                                145,861           130,545
------------------------------------------------------------------------------

Clayton Holdings, Inc.

  Term Loan
  5.73%, 12/08/11  (d)                                31,784            31,149
------------------------------------------------------------------------------

E.A. Viner International Co.

  First Lien Term Loan B
  5.70%, 07/31/13 (d)                                 48,038            45,155
------------------------------------------------------------------------------

Nuveen Investments, LLC

  Term Loan
  5.38-5.39%, 11/13/14 (d)                           171,014           159,984
==============================================================================
                                                                       366,833
==============================================================================

SPECIALTY CHEMICALS - 3.94%

Cognis Deutschland

  Term Loan C
  4.80%, 09/15/13 (d)                                799,515           738,695
------------------------------------------------------------------------------

Hexion Specialty Chemicals, Inc.

  Revolver Credit
  0%, 05/31/11  (d)(e)                               228,600           205,740
------------------------------------------------------------------------------
  5.00-6.00%, 05/31/11 (d)                           152,400           137,160
------------------------------------------------------------------------------
  Syn LOC
  3.21%, 05/05/13 (d)                                 91,710            86,731
------------------------------------------------------------------------------
  Term Loan C1
  4.94%, 05/05/13 (d)                              1,855,463         1,754,737
------------------------------------------------------------------------------
  Term Loan C2
  5.00%, 05/05/13 (d)                                403,059           381,179
------------------------------------------------------------------------------
  Term Loan C4
  5.00%, 05/05/13 (d)                                636,796           602,227
------------------------------------------------------------------------------
  Term Loan C5
  5.00%, 05/05/13 (d)                                115,212           108,957
------------------------------------------------------------------------------
  Term Loan C7
  5.00%, 05/05/13 (d)                              1,238,640         1,171,399
------------------------------------------------------------------------------

Huntsman ICI Chemicals LLC

  Term Loan B
  4.13%, 04/19/14 (d)                              2,457,297         2,377,435
------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
SPECIALTY CHEMICALS - (CONTINUED)

Ineos Group Ltd.

  Term Loan A4
  4.63-4.90%, 12/16/12 (d)                   $       116,326   $       107,020
------------------------------------------------------------------------------
  Term Loan B2
  4.88%, 12/16/13 (d)                              1,359,765         1,244,185
------------------------------------------------------------------------------
  Term Loan C2
  5.38%, 12/16/14 (d)                              1,359,765         1,244,185
------------------------------------------------------------------------------

MacDermid Inc.

  Term Loan B
  4.70%, 04/12/14 (d)                                202,563           183,573
==============================================================================
                                                                    10,343,223
==============================================================================

SPECIALTY STORES - 0.66%

Eye Care Centers of America, Inc.

  Term Loan
  4.89-5.56%, 03/01/12 (d)                           329,198           302,862
------------------------------------------------------------------------------

Mattress Firm

  Term Loan B
  5.15%, 01/18/14 (d)                                311,526           221,183
------------------------------------------------------------------------------

Michaels Stores, Inc.

  Term Loan
  4.88-5.25%, 10/31/13 (d)                           565,179           491,140
------------------------------------------------------------------------------
  5.00%, 10/31/13 (d)(f)                             161,107           140,002
------------------------------------------------------------------------------

PETCO Animal Supplies, Inc.

  Term Loan
  4.95-5.15%, 10/26/13 (d)                           548,327           507,203
------------------------------------------------------------------------------

Savers, Inc.

  Canada Term Loan
  5.48%, 08/11/12 (d)                                 37,537            35,284
------------------------------------------------------------------------------
  U.S. Term Loan
  5.48-5.52%, 08/11/12 (d)                            40,959            38,502
==============================================================================
                                                                     1,736,176
==============================================================================

SYSTEMS SOFTWARE - 1.90%

Dealer Comp-rey

  First Lien Term Loan
  4.38%, 10/26/12 (d)                              1,653,075         1,549,758
------------------------------------------------------------------------------
  Second Lien Term Loan
  7.88%, 10/26/13 (d)                              1,687,408         1,611,475
------------------------------------------------------------------------------

Skillsoft

  Term Loan B
  5.45%, 05/14/13 (d)                                260,180           248,471
------------------------------------------------------------------------------

Verint Systems, Inc.

  Term Loan
  5.87%, 05/25/14 (d)                              1,741,542         1,567,388
==============================================================================
                                                                     4,977,092
==============================================================================

TECHNOLOGY DISTIBUTORS - 0.18%

Macrovision Corp.

  Term Loan B
  7.25%, 05/02/13 (d)                                471,000           468,645
==============================================================================

AIM FLOATING RATE FUND


                                                PRINCIPAL
                                                  AMOUNT            VALUE
------------------------------------------------------------------------------
TEXTILES - 0.16%

GTM Holdings Inc.

  First Lien Term Loan
  5.40-5.64%, 10/30/13 (d)                   $       505,106   $       425,552
==============================================================================

TRADING COMPANIES DISTRIBUTORS - 0.08%

Brenntag A.G.

  Term Loan B2
  5.79%, 01/18/14 (d)                                187,711           174,102
------------------------------------------------------------------------------
  U.S. Aquired Term Loan
  5.79%, 01/18/14 (d)                                 45,499            42,200
==============================================================================
                                                                       216,302
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES -
  5.48%

Alltel Corp.

  Term Loan B1
  5.25%, 05/16/15 (d)                              1,930,302         1,783,116
------------------------------------------------------------------------------

Asurion Corp.

  First Lien Term Loan
  5.78%, 07/03/14 (d)                              5,466,667         5,053,250
------------------------------------------------------------------------------

Global Tel*Link

  Acqusition Syn Deposit Commitment
  2.60%, 02/14/13 (d)                                114,683           100,921
------------------------------------------------------------------------------
  Syn LOC
  2.60%, 02/14/13 (d)                                 28,670            25,230
------------------------------------------------------------------------------
  Term Loan
  6.20%, 02/14/13 (d)                                495,533           436,069
------------------------------------------------------------------------------

MetroPCS Communications, Inc.

  Term Loan B
  5.00-5.13%, 11/03/13 (d)                         2,443,431         2,331,569
------------------------------------------------------------------------------

NuVox, Inc.

  Term Loan
  6.05%, 05/31/14 (d)                              1,722,707         1,546,130
------------------------------------------------------------------------------

RCN Corp.

  Add on Term Loan
  5.00%, 05/25/14 (d)                              1,505,928         1,345,295
------------------------------------------------------------------------------
  Term Loan
  5.00%, 05/25/14 (d)                              1,201,708         1,073,525
------------------------------------------------------------------------------

Virgin Mobile USA

  Term Loan
  7.20%, 11/30/11 (d)                                892,650           678,414
==============================================================================
                                                                    14,373,519
==============================================================================

Total Senior Secured Floating Rate
  Interests (Cost $282,310,087)                                    257,992,952
==============================================================================

AIM FLOATING RATE FUND

                                                PRINCIPLE
                                                  AMOUNT           VALUE
------------------------------------------------------------------------------

FLOATING RATE NOTES - 1.40%

COMMUNICATION EQUIPMENT - 0.83%

Qwest Corp.

  Sr. Unsec. Floating Rate Global Notes
  6.05%, 06/15/13 (d)(j)                     $     2,250,000   $     2,179,575
==============================================================================

HEAVY ELECTRICAL EQUIPMENT - 0.17%

Sanmina-SCI Corp.
  Gtd. Floating Rate Notes
  5.55%, 06/15/10 (d)(j)                             437,000           433,722
==============================================================================

METAL & GLASS CONTAINERS - 0.32%

Berry Plastics Holding Corp.

  Sec. Sub. Floating Rate Global Notes
  6.68%, 09/15/14 (d)(j)                             996,000           846,600
==============================================================================

PAPER PACKAGING - 0.08%

Verso Paper Holdings, LLC

  Series B, Sr. Sec. Gtd. Floating Rate
    Global Notes
  6.62%, 08/01/14 (d)(j)                             228,000           215,460
==============================================================================
Total Floating Rate Notes (Cost $3,919,922)                          3,675,357
==============================================================================

                                                SHARES

DOMESTIC COMMON STOCKS - 0.71%

ENVIRONMENTAL & FACILITIES SERVICES - 0.71%

Safety-Kleen Holdco, Inc.

 (Acquired 12/24/03; Cost $2,062,077) (f)
   (k)(l)(m)                                         102,803         1,850,455
==============================================================================

MONEY MARKET FUNDS-3.81%

Liquid Assets Portfolio - Institutional
  Class (n)                                        5,001,322         5,001,322
------------------------------------------------------------------------------
Premier Portfolio - Institutional Class (n)        5,001,322         5,001,322
==============================================================================
Total Money Market Funds (Cost $10,002,644)                         10,002,644
==============================================================================
TOTAL INVESTMENTS - 104.22%
 (Cost $298,294,730)                                               273,521,408
==============================================================================
OTHER ASSETS LESS LIABILITIES - (4.22)%                            (11,082,655)
==============================================================================
NET ASSETS - 100.00%                                           $   262,438,753
==============================================================================

AIM FLOATING RATE FUND

Investment Abbreviations:

Gtd.    - Guaranteed
LOC     - Letter of Credit
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Syn LOC - Synthetic Letter of Credit
Unsec.  - Unsecured

     Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's

(b) Senior secured corporate loans and senior secured debt securities are, at present, may not be readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2008 was $259,540,321 which reprented 98.90% of the Fund's Net Assets. See Note 1A.

(e) All or a portion of this holding is subject to unfunded loan commitments. See Note 2.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2008 was $14,015,937, which represented 5.34% of the Fund's Net Assets.

(g) This floating rate interest will settle after May 31, 2008, at which time the interest rate will be determined.

(h) Securities fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at May 31, 2008 was 0.81% of the Fund's Net Assets. See Note 1A.

(i) Defaulted security. Currently, the issuer is in default with resepect to interest payments. The value of this security at May 31, 2008 represented 0.12% of the Fund's Net Assets.

(j) Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(k) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified insitutional buyers. The value of this security at May 31, 2008 was 0.71% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(l)  Acquired as a part of a bankruptcy restructuring.

(m)  Non-income producing security.

(n) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM FLOATING RATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

         Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM FLOATING RATE FUND

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

E. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F. INTERMEDIATE PARTICIPANTS - The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

AIM FLOATING RATE FUND


NOTE 2 -- UNFUNDED LOAN COMMITMENTS

As of May 31, 2008, the Fund had unfunded loan commitments of $4,883,818, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

BORROWER                                                           UNFUNDED COMMITMENTS
---------------------------------------------------------------------------------------
Bally Tech Alliance                         Term Loan                  $2,188,125
---------------------------------------------------------------------------------------
Cannery Casino                              Delay Draw Term Loan          525,634
---------------------------------------------------------------------------------------
Centaur Gaming                              Delay Draw Term Loan           65,983
---------------------------------------------------------------------------------------
Community Health Systems                    Delay Draw Term Loan          152,467
---------------------------------------------------------------------------------------
Delphi Corp.                                Term Loan                      93,395
---------------------------------------------------------------------------------------
First Data Corp.                            Delay Draw Term Loan          414,930
---------------------------------------------------------------------------------------
Golden Nugget, Inc.                         Delay Draw Term Loan           29,553
---------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.            Revolver Loan                 205,740
---------------------------------------------------------------------------------------
Nuance Communications, Inc.                 Revolver Loan                 104,060
---------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)   Revolver Loan                 870,000
---------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co.     Delay Draw Term Loan          233,931
=======================================================================================
                                                                       $4,883,818
=======================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2008 was $154,070,350 and $198,267,633, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $    595,298
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (25,428,045)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities    $(24,832,747)
===================================================================================

Cost of investments for tax purposes is $298,354,155.

NOTE 4 -- LEGAL PROCEEDINGS

PENDING LITIGATION AND REGULATORY INQUIRIES

AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified. On June 17, 2008, the Court in the Adelphia lawsuit granted, in its entirety, the Motion to Dismiss filed by a group of defendants that includes the Fund and dismissed all of Adelphia's claims against it. Adelphia has the right to appeal this ruling.

AIM FLOATING RATE FUND


         At this time, management of Invesco Aim and the Fund are unable to make an assessment of the likelihood of loss in the Enron lawsuit, and the Fund therefore has not recorded a liability in its financial statements for any potential loss.

                              AIM MULTI-SECTOR FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            I-MSE-QTR-1 05/08           Invesco Aim Advisors, Inc.

AIM MULTI-SECTOR FUND


SCHEDULE OF INVESTMENTS (a)
May 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-94.23%

ADVERTISING-2.94%

Omnicom Group Inc.                                   369,038   $    18,086,553
------------------------------------------------------------------------------
WPP Group PLC  (United Kingdom)                      527,376         6,388,535
==============================================================================
                                                                    24,475,088
==============================================================================

APPAREL RETAIL-1.26%

Abercrombie & Fitch Co. -Class A (b)                 143,980        10,452,948
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

Polo Ralph Lauren Corp. (b)                          114,427         7,992,726
==============================================================================

APPLICATION SOFTWARE-1.78%

Adobe Systems Inc. (c)                               205,841         9,069,355
------------------------------------------------------------------------------
Amdocs Ltd. (c)                                      176,769         5,711,406
==============================================================================
                                                                    14,780,761
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.99%

Federated Investors, Inc. -Class B                   126,584         4,659,557
------------------------------------------------------------------------------
State Street Corp.                                    49,028         3,530,997
==============================================================================
                                                                     8,190,554
==============================================================================

BIOTECHNOLOGY-5.22%

Amgen Inc. (c)                                       151,770         6,682,433
------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc. (b)(c)                  177,404         6,771,511
------------------------------------------------------------------------------
Celgene Corp. (c)                                    109,051         6,636,844
------------------------------------------------------------------------------
Genzyme Corp. (c)                                     97,633         6,683,955
------------------------------------------------------------------------------
Gilead Sciences, Inc. (c)                            163,384         9,038,403
------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. (b)(c)                    33,256           776,195
------------------------------------------------------------------------------
United Therapeutics Corp. (c)                         71,361         6,815,689
==============================================================================
                                                                    43,405,030
==============================================================================

BREWERS-0.54%

Companhia de Bebidas das Americas-ADR
  (Brazil)(b)                                         70,250         4,514,265
==============================================================================

BROADCASTING & CABLE TV-2.05%

Cablevision Systems Corp. -Class A (c)               274,223         7,434,185
------------------------------------------------------------------------------
Comcast Corp. -Class A                               428,152         9,633,420
==============================================================================
                                                                    17,067,605
==============================================================================

CASINOS & GAMING-0.48%

MGM MIRAGE (c)                                        80,989         3,985,469
==============================================================================

COMMUNICATIONS EQUIPMENT-2.66%

Cisco Systems, Inc. (c)                              329,246         8,797,453
------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                              211,866         6,016,995
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(c)                   52,490         7,289,286
==============================================================================
                                                                    22,103,734
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMPUTER HARDWARE-2.56%

Apple Inc. (c)                                        63,141   $    11,917,864
------------------------------------------------------------------------------
Hewlett-Packard Co.                                  198,499         9,341,363
==============================================================================
                                                                    21,259,227
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.94%

EMC Corp. (c)                                        447,226         7,799,621
==============================================================================

CONSUMER FINANCE-0.99%

Capital One Financial Corp. (b)                      171,645         8,259,557
==============================================================================

DISTILLERS & VINTNERS-0.78%

Diageo PLC  (United Kingdom)(d)                      330,017         6,452,799
==============================================================================

DIVERSIFIED BANKS-0.60%

U.S. Bancorp                                          56,583         1,877,990
------------------------------------------------------------------------------
Wachovia Corp. (b)                                   130,886         3,115,087
==============================================================================
                                                                     4,993,077
==============================================================================

DIVERSIFIED CAPITAL MARKETS-0.30%

UBS AG - (Switzerland)(b)(c)                         101,895         2,410,836
------------------------------------------------------------------------------
UBS AG -Rts.  (Switzerland)(c)                       101,895           121,255
==============================================================================
                                                                     2,532,091
==============================================================================

GAS UTILITIES-1.31%

Questar Corp.                                        170,000        10,917,400
==============================================================================

HEALTH CARE DISTRIBUTORS-0.13%

Celesio AG  (Germany)                                 26,121         1,105,311
==============================================================================

HEALTH CARE EQUIPMENT-2.66%

American Medical Systems Holdings,
  Inc. (b)(c)                                        613,125         9,264,319
------------------------------------------------------------------------------
Medtronic, Inc.                                      149,906         7,595,737
------------------------------------------------------------------------------
Smith & Nephew PLC  (United Kingdom)(d)              486,392         5,234,472
==============================================================================
                                                                    22,094,528
==============================================================================

HEALTH CARE SERVICES-2.15%

DaVita, Inc. (c)                                     162,350         8,422,718
------------------------------------------------------------------------------
Express Scripts, Inc. (c)                            131,190         9,460,111
==============================================================================
                                                                    17,882,829
==============================================================================

HOME ENTERTAINMENT SOFTWARE-1.70%

Activision, Inc. (c)                                 283,688         9,574,470
------------------------------------------------------------------------------
Nintendo Co., Ltd.  (Japan)(d)                         8,200         4,530,192
==============================================================================
                                                                    14,104,662
==============================================================================

HOTELS, RESORTS & CRUISE LINES-1.82%

Carnival Corp. (e)                                   127,869         5,122,432
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Starwood Hotels & Resorts Worldwide, Inc.            205,986   $     9,969,723
==============================================================================
                                                                    15,092,155
==============================================================================

INSURANCE BROKERS-1.58%

Marsh & McLennan Cos., Inc.                          372,445        10,141,677
------------------------------------------------------------------------------
National Financial Partners Corp. (b)                121,045         2,955,919
==============================================================================
                                                                    13,097,596
==============================================================================

INTEGRATED OIL & GAS-10.33%

BP PLC -ADR (United Kingdom)(b)                      160,000        11,601,600
------------------------------------------------------------------------------
Hess Corp.                                            95,000        11,666,950
------------------------------------------------------------------------------
Murphy Oil Corp.                                     140,000        12,971,000
------------------------------------------------------------------------------
Occidental Petroleum Corp.                           150,000        13,789,500
------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR (Brazil)               176,000        12,408,000
------------------------------------------------------------------------------
Suncor Energy, Inc. (Canada)                         190,000        12,986,500
------------------------------------------------------------------------------
Total S.A. -ADR (France)                             120,000        10,471,200
==============================================================================
                                                                    85,894,750
==============================================================================

INTERNET SOFTWARE & SERVICES-2.12%

eBay Inc. (c)                                        112,536         3,377,205
------------------------------------------------------------------------------
Google Inc. -Class A (c)                              24,270        14,217,366
==============================================================================
                                                                    17,594,571
==============================================================================

INVESTMENT BANKING & BROKERAGE-1.16%

Merrill Lynch & Co., Inc.                             95,500         4,194,360
------------------------------------------------------------------------------
Morgan Stanley                                       122,615         5,423,261
==============================================================================
                                                                     9,617,621
==============================================================================

LIFE & HEALTH INSURANCE-0.81%

StanCorp Financial Group, Inc.                       122,063         6,712,244
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-3.99%

Applera Corp.-Applied Biosystems Group               210,487         7,316,528
------------------------------------------------------------------------------
Invitrogen Corp. (c)                                 133,512         6,136,211
------------------------------------------------------------------------------
Millipore Corp. (b)(c)                                74,083         5,382,130
------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.             223,541         9,882,748
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (c)                    74,904         4,420,834
==============================================================================
                                                                    33,138,451
==============================================================================

MANAGED HEALTH CARE-0.50%

UnitedHealth Group Inc.                              122,220         4,181,146
==============================================================================

MOVIES & ENTERTAINMENT-3.57%

News Corp. -Class A                                  811,455        14,565,617
------------------------------------------------------------------------------
Time Warner Inc.                                     386,008         6,129,807
------------------------------------------------------------------------------
Walt Disney Co. (The)                                266,881         8,967,202
==============================================================================
                                                                    29,662,626
==============================================================================

MULTI-LINE INSURANCE-0.39%

Hartford Financial Services Group,
  Inc. (The)                                          45,900         3,262,113
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-5.57%

Compagnie Generale de Geophysique-
  Veritas -ADR (France)(c)                           218,000   $    11,724,040
------------------------------------------------------------------------------
Helix Energy Solutions Group Inc. (c)                265,000        10,236,950
------------------------------------------------------------------------------
National-Oilwell Varco Inc. (c)                      148,000        12,331,360
------------------------------------------------------------------------------
Weatherford International Ltd. (c)                   264,000        12,046,320
==============================================================================
                                                                    46,338,670
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-10.41%

Apache Corp.                                          95,000        12,735,700
------------------------------------------------------------------------------
Bill Barrett Corp. (c)                               207,000        11,142,810
------------------------------------------------------------------------------
Continental Resources, Inc. (c)                      210,000        13,475,700
------------------------------------------------------------------------------
Devon Energy Corp.                                   100,000        11,594,000
------------------------------------------------------------------------------
Plains Exploration & Production Co. (c)              175,000        12,509,000
------------------------------------------------------------------------------
Southwestern Energy Co. (c)                          290,000        12,858,600
------------------------------------------------------------------------------
Talisman Energy Inc.  (Canada)                       525,000        12,211,500
==============================================================================
                                                                    86,527,310
==============================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.03%

Williams Cos., Inc. (The)                            226,000         8,597,040
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.49%

Bank of America Corp.                                 95,682         3,254,145
------------------------------------------------------------------------------
Citigroup Inc.                                       404,107         8,845,902
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 199,376         8,573,168
==============================================================================
                                                                    20,673,215
==============================================================================

PHARMACEUTICALS-3.27%

Novartis AG -ADR (Switzerland)                        82,859         4,337,669
------------------------------------------------------------------------------
Roche Holding AG  (Switzerland)                       40,692         7,016,603
------------------------------------------------------------------------------
Schering-Plough Corp.                                346,277         7,064,051
------------------------------------------------------------------------------
Wyeth                                                196,431         8,735,286
==============================================================================
                                                                    27,153,609
==============================================================================

PROPERTY & CASUALTY INSURANCE-0.54%

XL Capital Ltd. -Class A (b)                         129,474         4,519,937
==============================================================================

REGIONAL BANKS-1.53%

Fifth Third Bancorp                                  245,460         4,590,102
------------------------------------------------------------------------------
Popular, Inc. (b)                                    282,500         3,079,250
------------------------------------------------------------------------------
SunTrust Banks, Inc. (b)                              96,859         5,057,008
==============================================================================
                                                                    12,726,360
==============================================================================

SEMICONDUCTORS-2.57%

Broadcom Corp. -Class A (c)                          252,251         7,237,081
------------------------------------------------------------------------------
NVIDIA Corp. (c)                                     231,473         5,717,383
------------------------------------------------------------------------------
Texas Instruments Inc.                               258,967         8,411,248
==============================================================================
                                                                    21,365,712
==============================================================================

SOFT DRINKS-0.97%

Coca-Cola Femsa, S.A.B. de C.V. -ADR
  (Mexico)(b)                                         40,405         2,521,272
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SOFT DRINKS-(CONTINUED)
PepsiCo, Inc.                                         80,799   $     5,518,572
==============================================================================
                                                                     8,039,844
==============================================================================

SPECIALIZED CONSUMER SERVICES-0.65%

H&R Block, Inc.                                      232,885         5,435,536
==============================================================================

SPECIALIZED FINANCE-0.87%

CIT Group, Inc.                                      255,805         2,558,050
------------------------------------------------------------------------------
Moody's Corp. (b)                                    126,832         4,702,931
==============================================================================
                                                                     7,260,981
==============================================================================

SPECIALTY STORES-0.70%

PetSmart, Inc.                                       248,968         5,835,810
==============================================================================

SYSTEMS SOFTWARE-1.60%

Microsoft Corp.                                      269,342         7,627,766
------------------------------------------------------------------------------
Oracle Corp. (c)                                     247,729         5,658,130
==============================================================================
                                                                    13,285,896
==============================================================================

THRIFTS & MORTGAGE FINANCE-1.41%

Fannie Mae                                           235,400         6,360,508
------------------------------------------------------------------------------
Freddie Mac                                           57,700         1,466,734
------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                             34,864           620,579
------------------------------------------------------------------------------
Washington Mutual, Inc. (b)                          364,887         3,291,281
==============================================================================
                                                                    11,739,102
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.35%

America Movil S.A.B de C.V. -Series L
  -ADR (Mexico)                                       83,682         5,001,673
------------------------------------------------------------------------------
American Tower Corp. -Class A (c)                    135,865         6,211,748
==============================================================================
                                                                    11,213,421
==============================================================================

  Total Common Stocks & Other Equity
  Interests
    (Cost $697,916,639)                                            783,334,998
==============================================================================

MONEY MARKET FUNDS-5.32%

Liquid Assets Portfolio-Institutional
  Class (f)                                       22,126,330        22,126,330
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (f)         22,126,331        22,126,331
==============================================================================
  Total Money Market Funds
    (Cost $44,252,661)                                              44,252,661
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.55%
  (Cost $742,169,300)                                              827,587,659
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-7.39%

Liquid Assets Portfolio-Institutional
  Class
  (Cost $61,424,834 )(f)(g)                       61,424,834        61,424,834
==============================================================================
TOTAL INVESTMENTS-106.94%
  (Cost $803,594,134)                                              889,012,493
==============================================================================
OTHER ASSETS LESS LIABILITIES-(6.94)%                              (57,668,012)
==============================================================================
NET ASSETS-100.00%                                             $   831,344,481
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Rts. -- Rights

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at May 31, 2008.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at May 31, 2008 was $16,217,463, which represented 1.95% of the Fund's Net Assets. See Note 1A.

(e)  Each unit represents one common share and one trust share.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MULTI-SECTOR FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM MULTI-SECTOR FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM MULTI-SECTOR FUND


F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2008 was $294,778,201 and $343,568,019, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   152,815,396
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (67,951,042)
========================================================================================
Net unrealized appreciation of investment securities                     $    84,864,354
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $804,148,139.

                      AIM SELECTED REAL ESTATE INCOME FUND
             Quarterly Schedule of Portfolio Holdings May 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             SREI-QTR-1 05/08           Invesco Aim Advisors, Inc.

AIM SELECT REAL ESTATE INCOME FUND


SCHEDULE OF INVESTMENTS (a)
May 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
PREFERRED STOCKS-46.33%

APARTMENTS-2.18%

Mid-America Apartment Communities,
  Inc.-Series H, 8.30% Pfd.                          122,900   $     3,093,393
==============================================================================

DIVERSIFIED-3.16%

iStar Financial Inc.,
  Series E, 7.88% Pfd. (b)                           115,700         2,285,075
------------------------------------------------------------------------------
  Series I, 7.50% Pfd. (b)                           125,100         2,209,266
==============================================================================
                                                                     4,494,341
==============================================================================

FREESTANDING-1.92%

National Retail Properties Inc.-Series C,
  7.38% Pfd.                                         117,200         2,733,104
==============================================================================

HEALTHCARE-2.38%

Health Care REIT, Inc.-Series F, 7.63% Pfd.           10,200           246,840
------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D,
  8.38% Pfd.(b)                                      127,900         3,133,550
==============================================================================
                                                                     3,380,390
==============================================================================

INDUSTRIAL PROPERTIES-0.03%

ProLogis-Series C, 8.54% Pfd.(c)                         950            49,044
==============================================================================

INDUSTRIAL/OFFICE MIXED-5.04%

PS Business Parks, Inc.,
  Series K, 7.95% Pfd.                                11,100           270,507
------------------------------------------------------------------------------
  Series L, 7.60% Pfd.                                22,200           516,816
------------------------------------------------------------------------------
  Series M, 7.20% Pfd. (b)                           140,600         3,170,530
------------------------------------------------------------------------------
  Series O, 7.38% Pfd.                               141,500         3,197,900
==============================================================================
                                                                     7,155,753
==============================================================================

LODGING-RESORTS-3.44%

Eagle Hospitality Properties Trust Inc.-
  Series A, 8.25% Pfd.(c)(d)                         195,800         1,798,912
------------------------------------------------------------------------------
Hospitality Properties
  Trust-Series B, 8.88% Pfd.                         128,700         3,087,513
==============================================================================
                                                                     4,886,425
==============================================================================

OFFICE PROPERTIES-7.61%

Corporate Office Properties Trust-Series J,
  7.63% Pfd.(b)                                      125,700         2,909,955
------------------------------------------------------------------------------
HRPT Properties Trust,
  Series B, 8.75% Pfd. (b)                           131,092         3,244,527
------------------------------------------------------------------------------
  Series C, 7.13% Pfd. (b)                            61,100         1,312,428
------------------------------------------------------------------------------
Kilroy Realty Corp.,
  Series E, 7.80% Pfd. (b)                            33,400           785,234
------------------------------------------------------------------------------
  Series F, 7.50% Pfd.                               113,200         2,559,452
==============================================================================
                                                                    10,811,596
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
REGIONAL MALLS-11.20%

CBL & Associates Properties, Inc.,
  Series C, 7.75% Pfd. (b)                           220,400   $     5,047,160
------------------------------------------------------------------------------
  Series D, 7.38% Pfd.                               110,500         2,434,315
------------------------------------------------------------------------------
Glimcher Realty Trust,
  Series F, 8.75% Pfd.                                72,200         1,533,528
------------------------------------------------------------------------------
  Series G, 8.13% Pfd.                               137,100         2,536,350
------------------------------------------------------------------------------
Realty Income Corp.-Series E, 6.75% Pfd.             129,200         3,010,360
------------------------------------------------------------------------------
Taubman Centers, Inc.-Series G,
  8.00% Pfd.(b)                                       56,500         1,356,000
==============================================================================
                                                                    15,917,713
==============================================================================

SELF STORAGE FACILITIES-4.43%

Public Storage,
  Series G, 7.00% Pfd. (b)                            45,500         1,065,610
------------------------------------------------------------------------------
  Series I, 7.25% Pfd. (b)                            93,600         2,256,696
------------------------------------------------------------------------------
  Series L, 6.75% Pfd.                                34,400           773,312
------------------------------------------------------------------------------
  Series M, 6.63% Pfd.                               100,600         2,197,104
==============================================================================
                                                                     6,292,722
==============================================================================

SHOPPING CENTERS-2.47%

Cedar Shopping Centers Inc.-Series A,
  8.88% Pfd.(b)                                       50,100         1,239,975
------------------------------------------------------------------------------
Kimco Realty Corp.-Series G, 7.75% Pfd.(b)            59,000         1,456,120
------------------------------------------------------------------------------
Weingarten Realty Investors-Series F,
  6.50% Pfd.                                          37,500           806,250
==============================================================================
                                                                     3,502,345
==============================================================================

SPECIALTY PROPERTIES-2.47%

Digital Realty Trust, Inc.,
  Series A, 8.50% Pfd. (b)                            32,400           777,600
------------------------------------------------------------------------------
  Series B, 7.88% Pfd.                                50,800         1,138,936
------------------------------------------------------------------------------
Entertainment Properties Trust-Series B,
  7.75% Pfd.                                          70,700         1,590,043
==============================================================================
                                                                     3,506,579
==============================================================================
  Total Preferred Stocks
    (Cost $72,807,464)                                              65,823,405
==============================================================================

REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-44.60%

APARTMENTS-4.18%

Essex Property Trust, Inc. (b)                        25,300         3,022,591
------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.               52,000         2,910,960
==============================================================================
                                                                     5,933,551
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DIVERSIFIED-3.19%

iStar Financial Inc. (b)                              25,400   $       485,648
------------------------------------------------------------------------------
Vornado Realty Trust (b)                              13,200         1,290,036
------------------------------------------------------------------------------
Washington Real Estate Investment
  Trust (b)                                           81,900         2,759,211
==============================================================================
                                                                     4,534,895
==============================================================================

FREESTANDING-1.93%

National Retail Properties Inc. (b)                   98,400         2,234,664
------------------------------------------------------------------------------
Realty Income Corp. (b)                               20,600           504,700
==============================================================================
                                                                     2,739,364
==============================================================================

HEALTHCARE-8.78%

Health Care REIT, Inc. (b)                           101,973         4,925,296
------------------------------------------------------------------------------
Medical Properties Trust Inc. (b)                     22,100           269,841
------------------------------------------------------------------------------
Nationwide Health Properties, Inc. (b)               111,300         3,798,669
------------------------------------------------------------------------------
Senior Housing Properties Trust (b)                  150,600         3,344,826
------------------------------------------------------------------------------
Ventas, Inc. (b)                                       2,900           138,214
==============================================================================
                                                                    12,476,846
==============================================================================

INDUSTRIAL PROPERTIES-1.29%

ProLogis                                              29,600         1,833,128
==============================================================================

INDUSTRIAL/OFFICE MIXED-1.03%

Liberty Property Trust                                41,100         1,459,050
==============================================================================

LODGING-RESORTS-4.43%

Ashford Hospitality Trust                             95,300           585,142
------------------------------------------------------------------------------
DiamondRock Hospitality Co. (b)                      127,100         1,742,541
------------------------------------------------------------------------------
Host Hotels & Resorts Inc. (b)                       190,800         3,279,852
------------------------------------------------------------------------------
LaSalle Hotel Properties (b)                          20,800           682,656
==============================================================================
                                                                     6,290,191
==============================================================================

OFFICE PROPERTIES-7.53%

Alexandria Real Estate Equities, Inc.                  3,400           354,620
------------------------------------------------------------------------------
Brandywine Realty Trust                              210,201         3,945,473
------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                84,600         3,268,944
------------------------------------------------------------------------------
SL Green Realty Corp.                                 31,400         3,130,580
==============================================================================
                                                                    10,699,617
==============================================================================

REGIONAL MALLS-5.91%

CBL & Associates Properties, Inc. (b)                 73,600         1,936,416
------------------------------------------------------------------------------
General Growth Properties, Inc. (b)                   72,400         3,008,944
------------------------------------------------------------------------------
Simon Property Group, Inc. (b)                        34,700         3,447,792
==============================================================================
                                                                     8,393,152
==============================================================================

SELF STORAGE FACILITIES-2.18%

Public Storage-Series A Dep. Shares(b)               119,000         3,103,520
==============================================================================

SHOPPING CENTERS-3.12%

Developers Diversified Realty Corp. (b)               51,200         2,031,616
------------------------------------------------------------------------------
Inland Real Estate Corp. (b)                         153,100         2,403,670
==============================================================================
                                                                     4,435,286
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SPECIALTY PROPERTIES-1.03%

Digital Realty Trust, Inc. (b)                        34,600   $     1,463,580
==============================================================================
  Total Real Estate Investment Trusts,
    Common Stocks & Other Equity Interests
    (Cost $60,150,411)                                              63,362,180
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-5.16%

MORTGAGE BACKED SECURITIES-5.16%

Credit Suisse First Boston
  Mortgage Securities Corp.-Series
  2003-C3, Class G, Pass Through Ctfs.,
  4.62%, 05/15/38(c)(d)                      $        25,000            21,485
------------------------------------------------------------------------------
Greenwich Capital Commercial
  Funding Corp.-Series 2005-GG3, Class
  AJ, Pass Through Ctfs., 4.86%,
  08/10/42(c)                                        400,000           367,010
------------------------------------------------------------------------------
JP Morgan Chase Commercial
  Mortgage Securities Corp., Series
  2005-CB13, Class AJ, Pass Through Ctfs.,
  5.36%, 01/12/43(c)                               2,200,000         2,059,982
------------------------------------------------------------------------------
  Series 2005-LDP5, Class AJ,
  Pass Through Ctfs.,
  5.30%, 12/15/44(c)                               2,000,000         1,869,102
------------------------------------------------------------------------------
  Series 2006-LDP6, Class AM,
  Pass Through Ctfs.,
  5.53%, 04/15/43(c)                                 450,000           420,882
------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust,
  Series 2004-MKB1, Class B, Pass
  Through Ctfs., 5.28%, 02/12/42(c)                   25,000            24,746
------------------------------------------------------------------------------
  Series 2005-CIP1, Class AJ, Pass
  Through Ctfs., 5.14%, 07/12/38(c)                1,450,000         1,339,445
------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
  2006-IQ11, Class B, Pass Through Ctfs.,
  5.78%, 10/15/42(c)                                 270,000           216,741
------------------------------------------------------------------------------
UBS Commercial Mortgage Trust-Series
  2004-C4, Class B, Pass Through
  Ctfs., 5.12%, 06/15/36(c)                        1,000,000         1,007,662
==============================================================================
    Total Asset-Backed Securities
      (Cost $7,146,622)                                              7,327,055
==============================================================================

BONDS & NOTES-0.45%

HEALTHCARE-0.45%

Nationwide Health Properties,
  Inc., Unsec. Notes, 6.25%, 02/01/13
  (Cost $638,000)(c)                                 650,000           635,167
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.29%

Liquid Assets
  Portfolio-Institutional Class(e)                 2,339,809   $     2,339,809
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)           2,339,809         2,339,809
==============================================================================
  Total Money Market Funds
  (Cost $4,679,618)                                                  4,679,618
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.83%
  (Cost $145,422,115)                                              141,827,425
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN-19.75%

MONEY MARKET FUNDS-19.75%

Liquid Assets Portfolio-Institutional
  Class
  (Cost $28,050,984)(e)(f)                        28,050,984        28,050,984
==============================================================================
TOTAL INVESTMENTS-119.58%
  (Cost $173,473,099)                                              169,878,409
==============================================================================
OTHER ASSETS LESS LIABILITIES-(19.58)%                             (27,811,839)
==============================================================================
NET ASSETS-100.00%                                             $   142,066,570
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

Ctfs.  -- Certificates

Dep.   -- Depositary

Pfd.   -- Preferred

REIT   -- Real Estate Investment Trust

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.

(b)  All or a portion of this security was out on loan at May 31, 2008.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2008 was $9,810,178, which represented 6.91% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2008 was $1,820,397, which represented 1.28% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT REAL ESTATE INCOME FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM SELECT REAL ESTATE INCOME FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM SELECT REAL ESTATE INCOME FUND


NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2008 was $90,936,429 and $158,246,915, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     6,446,416
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (11,526,389)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (5,079,973)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $174,958,382.

                            AIM STRUCTURED CORE FUND
              Quarterly Schedule of Portfolio Holdings May 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com                  SCOR-QTR-1 05/08      Invesco Aim Advisors, Inc.

AIM STRUCTURED CORE FUND


SCHEDULE OF INVESTMENTS (A)
May 31, 2008
(Unaudited)


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.79%

AEROSPACE & DEFENSE-0.63%

Honeywell International Inc.                                  21,200   $    1,263,944
=====================================================================================

APPAREL RETAIL-1.39%

Gap, Inc. (The)                                              153,600        2,803,200
=====================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.57%

State Street Corp.                                            16,100        1,159,522
=====================================================================================

AUTOMOBILE MANUFACTURERS-1.14%

General Motors Corp.                                         134,700        2,303,370
=====================================================================================

AUTOMOTIVE RETAIL-0.64%

AutoZone, Inc. (b)                                            10,300        1,303,568
=====================================================================================

BIOTECHNOLOGY-0.45%

Biogen Idec Inc. (b)                                          14,600          916,150
=====================================================================================

BROADCASTING & CABLE TV-0.12%

CBS Corp. -Class B                                            11,050          238,459
=====================================================================================

COAL & CONSUMABLE FUELS-0.27%

Massey Energy Co.                                              8,500          549,270
-------------------------------------------------------------------------------------
Patriot Coal Corp. (b)                                             1               86
=====================================================================================
                                                                              549,356
=====================================================================================

COMMUNICATIONS EQUIPMENT-3.15%

EchoStar Corp. -Class A (b)                                    9,300          347,262
-------------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                                   121,500        3,343,680
-------------------------------------------------------------------------------------
Nortel Networks Corp.
  (Canada)(b)                                                    627            5,166
-------------------------------------------------------------------------------------
Research In Motion Ltd.
  (Canada)(b)                                                 19,200        2,666,304
=====================================================================================
                                                                            6,362,412
=====================================================================================

COMPUTER & ELECTRONICS RETAIL-2.56%

GameStop Corp. -Class A (b)                                   60,800        3,015,680
-------------------------------------------------------------------------------------
RadioShack Corp.                                             147,700        2,163,805
=====================================================================================
                                                                            5,179,485
=====================================================================================

COMPUTER HARDWARE-5.30%

Apple Inc. (b)                                                35,700        6,738,375
-------------------------------------------------------------------------------------
Hewlett-Packard Co.                                           84,500        3,976,570
=====================================================================================
                                                                           10,714,945
=====================================================================================

COMPUTER STORAGE & PERIPHERALS-0.43%

Western Digital Corp. (b)                                     23,400          878,202
=====================================================================================

CONSUMER FINANCE-0.20%

Discover Financial Services                                   24,000          411,600
=====================================================================================


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-1.47%

Broadridge Financial Solutions Inc.                            6,200   $      139,748
-------------------------------------------------------------------------------------
MasterCard, Inc. -Class A                                      9,200        2,839,580
=====================================================================================
                                                                            2,979,328
=====================================================================================

DIVERSIFIED BANKS-0.59%

Wells Fargo & Co.                                             43,000        1,185,510
=====================================================================================

DIVERSIFIED CHEMICALS-2.25%

Dow Chemical Co. (The)                                        32,800        1,325,120
-------------------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                              67,400        3,229,134
=====================================================================================
                                                                            4,554,254
=====================================================================================

DIVERSIFIED METALS & MINING-0.90%

Southern Copper Corp.                                         16,500        1,818,795
=====================================================================================

EDUCATION SERVICES-1.53%

Apollo Group Inc. -Class A (b)                                64,800        3,096,792
=====================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.20%

Emerson Electric Co.                                          18,700        1,087,966
-------------------------------------------------------------------------------------
First Solar, Inc. (b)                                         12,600        3,371,004
=====================================================================================
                                                                            4,458,970
=====================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.68%

Mosaic Co. (The) (b)                                          27,100        3,396,172
=====================================================================================

FOOTWEAR-1.72%

NIKE, Inc. -Class B                                           50,900        3,480,033
=====================================================================================

GENERAL MERCHANDISE STORES-1.34%

Big Lots, Inc. (b)                                            87,200        2,708,432
=====================================================================================

HEALTH CARE DISTRIBUTORS-0.18%

PharMerica Corp. (b)                                          17,300          354,131
=====================================================================================

HEALTH CARE EQUIPMENT-0.73%

Intuitive Surgical, Inc. (b)                                   5,040        1,479,694
=====================================================================================

HEALTH CARE SERVICES-3.10%

Express Scripts, Inc. (b)                                     33,700        2,430,107
-------------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)                              79,200        3,837,240
=====================================================================================
                                                                            6,267,347
=====================================================================================

HOUSEHOLD PRODUCTS-1.43%

Procter & Gamble Co. (The)                                    43,700        2,886,385
=====================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.82%

Mirant Corp. (b)                                              41,000        1,665,420
=====================================================================================

INDUSTRIAL CONGLOMERATES-4.14%

3M Co.                                                        16,500        1,279,740
=====================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

General Electric Co.                                         164,100   $    5,041,152
-------------------------------------------------------------------------------------
McDermott International, Inc. (b)                             33,000        2,046,990
=====================================================================================
                                                                            8,367,882
=====================================================================================

INDUSTRIAL MACHINERY-0.93%

Illinois Tool Works Inc.                                      25,100        1,347,870
-------------------------------------------------------------------------------------
SPX Corp.                                                      4,000          531,520
=====================================================================================
                                                                            1,879,390
=====================================================================================

INDUSTRIAL REIT'S-1.66%

AMB Property Corp.                                            15,000          884,100
-------------------------------------------------------------------------------------
ProLogis                                                      39,800        2,464,814
=====================================================================================
                                                                            3,348,914
=====================================================================================

INSURANCE BROKERS-0.37%

Aon Corp.                                                     16,000          755,040
=====================================================================================

INTEGRATED OIL & GAS-12.40%

Chevron Corp.                                                 70,800        7,019,820
-------------------------------------------------------------------------------------
ConocoPhillips                                                12,800        1,191,680
-------------------------------------------------------------------------------------
Exxon Mobil Corp.                                            133,300       11,831,708
-------------------------------------------------------------------------------------
Imperial Oil Ltd. (Canada)                                     9,300          539,865
-------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                    48,900        4,495,377
=====================================================================================
                                                                           25,078,450
=====================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.10%

AT&T Inc.                                                    183,600        7,325,640
-------------------------------------------------------------------------------------
Verizon Communications Inc.                                  130,200        5,008,794
=====================================================================================
                                                                           12,334,434
=====================================================================================

INTERNET RETAIL-0.36%

Expedia, Inc. (b)                                             30,000          727,500
=====================================================================================

INTERNET SOFTWARE & SERVICES-1.73%

eBay Inc. (b)                                                116,600        3,499,166
=====================================================================================

LEISURE PRODUCTS-1.51%

Hasbro, Inc.                                                  56,900        2,062,056
-------------------------------------------------------------------------------------
Mattel, Inc.                                                  49,400          994,916
=====================================================================================
                                                                            3,056,972
=====================================================================================

LIFE & HEALTH INSURANCE-2.71%

Aflac, Inc.                                                   38,300        2,571,079
-------------------------------------------------------------------------------------
Manulife Financial Corp. (Canada)                             38,400        1,484,928
-------------------------------------------------------------------------------------
Unum Group                                                    59,500        1,432,760
=====================================================================================
                                                                            5,488,767
=====================================================================================

MANAGED HEALTH CARE-0.52%

CIGNA Corp.                                                   26,000        1,055,600
=====================================================================================

METAL & GLASS CONTAINERS-1.20%

Owens-Illinois, Inc. (b)                                      42,300        2,420,406
=====================================================================================

MULTI-LINE INSURANCE-1.53%

American International Group, Inc.                            37,000        1,332,000
-------------------------------------------------------------------------------------
Loews Corp.                                                   35,700        1,769,649
=====================================================================================
                                                                            3,101,649
=====================================================================================


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.06%

EnCana Corp.  (Canada)                                         1,300   $      117,481
=====================================================================================

PHARMACEUTICALS-4.83%

Johnson & Johnson                                              2,050          136,817
-------------------------------------------------------------------------------------
Lilly (Eli) and Co.                                            4,150          199,781
-------------------------------------------------------------------------------------
Merck & Co. Inc.                                             113,400        4,418,064
-------------------------------------------------------------------------------------
Pfizer Inc.                                                  259,000        5,014,240
=====================================================================================
                                                                            9,768,902
=====================================================================================

PROPERTY & CASUALTY INSURANCE-3.48%

ACE Ltd.                                                      11,100          666,777
-------------------------------------------------------------------------------------
Allstate Corp. (The)                                          25,100        1,278,594
-------------------------------------------------------------------------------------
Chubb Corp. (The)                                             20,700        1,112,832
-------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                    72,700        3,621,187
-------------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                      10,000          349,100
=====================================================================================
                                                                            7,028,490
=====================================================================================

RETAIL REIT'S-0.66%

Simon Property Group, Inc.                                    13,500        1,341,360
=====================================================================================

SEMICONDUCTOR EQUIPMENT-0.63%

Applied Materials, Inc.                                       64,800        1,283,688
=====================================================================================

SEMICONDUCTORS-5.58%

Altera Corp.                                                   5,800          134,212
-------------------------------------------------------------------------------------
Intel Corp.                                                  181,500        4,207,170
-------------------------------------------------------------------------------------
Intersil Corp. -Class A                                       15,100          420,837
-------------------------------------------------------------------------------------
National Semiconductor Corp.                                  26,000          547,300
-------------------------------------------------------------------------------------
NVIDIA Corp. (b)                                              77,300        1,909,310
-------------------------------------------------------------------------------------
Texas Instruments Inc.                                       125,400        4,072,992
=====================================================================================
                                                                           11,291,821
=====================================================================================

SOFT DRINKS-3.77%

Coca-Cola Co. (The)                                           94,500        5,411,070
-------------------------------------------------------------------------------------
PepsiCo, Inc.                                                 32,400        2,212,920
=====================================================================================
                                                                            7,623,990
=====================================================================================

SPECIALIZED FINANCE-0.43%

IntercontinentalExchange Inc. (b)                              6,300          870,660
=====================================================================================

SPECIALIZED REIT'S-0.81%

Public Storage                                                18,600        1,639,218
=====================================================================================

STEEL-1.24%

United States Steel Corp.                                     14,500        2,504,295
=====================================================================================

SYSTEMS SOFTWARE-4.70%

McAfee Inc. (b)                                               19,700          714,125
-------------------------------------------------------------------------------------
Microsoft Corp.                                              244,300        6,918,576
-------------------------------------------------------------------------------------
Novell, Inc. (b)                                             128,800          911,904
-------------------------------------------------------------------------------------
Symantec Corp. (b)                                            44,000          956,120
=====================================================================================
                                                                            9,500,725
=====================================================================================

THRIFTS & MORTGAGE FINANCE-0.36%

Fannie Mae                                                    16,000          432,320
-------------------------------------------------------------------------------------
Freddie Mac                                                   11,278          286,687
=====================================================================================
                                                                              719,007
=====================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND


                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
TOBACCO-1.29%

Altria Group, Inc.                                            34,800   $      774,648
-------------------------------------------------------------------------------------
Philip Morris International Inc. (b)                          34,800        1,832,568
-------------------------------------------------------------------------------------
                                                                            2,607,216
=====================================================================================
    Total Common Stocks & Other Equity Interests
      (Cost $185,695,248)                                                 201,826,499
=====================================================================================


                                                           PRINCIPAL
                                                            AMOUNT
-------------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.45%
  0.72%, 06/19/08(c)(d)                                   $  800,000          799,669
-------------------------------------------------------------------------------------
  1.30%, 06/19/08(c)(d)                                      100,000           99,959
-------------------------------------------------------------------------------------
    Total U.S. Treasury Bills
      (Cost $899,628)                                                         899,628
=====================================================================================


                                                            SHARES
-------------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.33%

Liquid Assets Portfolio -Institutional Class(e)            1,347,715        1,347,715
-------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)                  1,347,715        1,347,715
-------------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $2,695,430)                                                     2,695,430
=====================================================================================
TOTAL INVESTMENTS-101.57%
  (Cost $189,290,306)                                                     205,421,557
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.57)%                                      (3,177,982)
=====================================================================================
NET ASSETS-100.00%                                                     $  202,243,575
_____________________________________________________________________________________
=====================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 2.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED CORE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM STRUCTURED CORE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- FUTURES CONTRACTS


                      OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                            NUMBER OF      MONTH/         VALUE      UNREALIZED
   CONTRACT                 CONTRACTS    COMMITMENT     05/31/08    APPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index                   10      June-08/Long   $3,501,500     $22,600
--------------------------------------------------------------------------------

AIM STRUCTURED CORE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2008 was $163,981,604 and $28,183,541, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $16,641,302
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (7,592,280)
================================================================================
Net unrealized appreciation of investment securities                 $ 9,049,022
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $196,372,535.


NOTE 4 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds approved, on October 30, 2007, an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which AIM Structured Core Fund (the "Buying Fund") would acquire all of the assets of AIM S&P 500 Index Fund (the"Selling Fund"), a series portfolio of AIM Stock Funds.

          The Agreement was approved by the Selling Fund's shareholders on March 28, 2008 and the reorganization became effective on April 28, 2008. Upon closing of the Reorganization, shareholders of the Selling Fund received a corresponding class of shares of the Buying Fund in exchange for their shares of the Selling Fund, and the Selling Fund ceased operations.

                           AIM STRUCTURED GROWTH FUND
                    Quarterly Schedule of Portfolio Holdings
                                  May 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            SGRO-QTR-1 05/08            Invesco Aim Advisors, Inc.

AIM STRUCTURED GROWTH FUND


SCHEDULE OF INVESTMENTS (a)
May 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-99.01%

AEROSPACE & DEFENSE-1.97%

Boeing Co. (The)                                      19,900   $     1,647,123
------------------------------------------------------------------------------
Honeywell International Inc.                          32,700         1,949,574
==============================================================================
                                                                     3,596,697
==============================================================================

APPAREL RETAIL-1.57%

Aeropostale, Inc. (b)(c)                              49,400         1,726,036
------------------------------------------------------------------------------
Gap, Inc. (The) (b)                                   62,300         1,136,975
==============================================================================
                                                                     2,863,011
==============================================================================

AUTOMOTIVE RETAIL-0.42%

AutoZone, Inc. (c)                                     6,000           759,360
==============================================================================

BIOTECHNOLOGY-0.84%

Biogen Idec Inc. (c)                                  24,500         1,537,375
==============================================================================

COAL & CONSUMABLE FUELS-1.02%

Massey Energy Co.                                     28,900         1,867,518
==============================================================================

COMMERCIAL PRINTING-0.20%

Deluxe Corp.                                          15,800           355,974
==============================================================================

COMMUNICATIONS EQUIPMENT-2.72%

Juniper Networks, Inc. (b)(c)                        180,100         4,956,352
==============================================================================

COMPUTER & ELECTRONICS RETAIL-3.54%

GameStop Corp. -Class A (b)(c)                        81,100         4,022,560
------------------------------------------------------------------------------
RadioShack Corp. (b)                                 165,400         2,423,110
==============================================================================
                                                                     6,445,670
==============================================================================

COMPUTER HARDWARE-6.87%

Apple Inc. (c)                                        14,800         2,793,500
------------------------------------------------------------------------------
Hewlett-Packard Co.                                  131,400         6,183,684
------------------------------------------------------------------------------
International Business Machines Corp.                 27,400         3,546,382
==============================================================================
                                                                    12,523,566
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.34%

Western Digital Corp. (c)                             16,700           626,751
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-0.89%

AGCO Corp. (b)(c)                                     26,800         1,619,524
==============================================================================

CONSUMER FINANCE-0.27%

Discover Financial Services                           29,000           497,350
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-2.15%

Broadridge Financial Solutions Inc.                   23,700           534,198
------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (c)                  27,100         1,061,236
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)
MasterCard, Inc. -Class A (b)                          7,500   $     2,314,875
==============================================================================
                                                                     3,910,309
==============================================================================

DIVERSIFIED BANKS-0.63%

Wells Fargo & Co. (b)                                 41,600         1,146,912
==============================================================================

DIVERSIFIED CHEMICALS-1.28%

E. I. du Pont de Nemours and Co. (b)                  48,600         2,328,426
==============================================================================

EDUCATION SERVICES-3.35%

Apollo Group Inc. -Class A (c)                       108,500         5,185,215
------------------------------------------------------------------------------
DeVry, Inc.                                           16,100           918,505
==============================================================================
                                                                     6,103,720
==============================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT-3.74%

First Solar, Inc. (c)                                 20,900         5,591,586
------------------------------------------------------------------------------
GrafTech International Ltd. (b)(c)                    46,100         1,217,040
==============================================================================
                                                                     6,808,626
==============================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS-4.69%

CF Industries Holdings, Inc. (b)                      13,900         1,902,910
------------------------------------------------------------------------------
Mosaic Co. (The) (c)                                  41,600         5,213,312
------------------------------------------------------------------------------
Terra Industries Inc. (b)                             32,700         1,426,701
==============================================================================
                                                                     8,542,923
==============================================================================

FOOTWEAR-0.45%

NIKE, Inc. -Class B                                   12,000           820,440
==============================================================================

GENERAL MERCHANDISE STORES-0.35%

Big Lots, Inc. (b)(c)                                 20,700           642,942
==============================================================================

HEALTH CARE DISTRIBUTORS-0.30%

PharMerica Corp. (b)(c)                               26,900           550,643
==============================================================================

HEALTH CARE EQUIPMENT-0.89%

Intuitive Surgical, Inc. (c)                           5,500         1,614,745
==============================================================================

HEALTH CARE SERVICES-4.42%

Express Scripts, Inc. (c)                             35,300         2,545,483
------------------------------------------------------------------------------
Medco Health Solutions, Inc. (c)                     113,600         5,503,920
==============================================================================
                                                                     8,049,403
==============================================================================

HOUSEHOLD PRODUCTS-1.59%

Procter & Gamble Co. (The)                            43,900         2,899,595
==============================================================================

HYPERMARKETS & SUPER CENTERS-0.43%

Wal-Mart Stores, Inc.                                 13,500           779,490
==============================================================================

INDUSTRIAL CONGLOMERATES-6.04%

General Electric Co.                                 117,200         3,600,384
------------------------------------------------------------------------------
McDermott International, Inc. (b)(c)                  93,800         5,818,414
------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED GROWTH FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Walter Industries, Inc.                               17,000   $     1,585,080
==============================================================================
                                                                    11,003,878
==============================================================================

INDUSTRIAL REIT'S-1.40%

ProLogis (b)                                          41,100         2,545,323
==============================================================================

INTEGRATED OIL & GAS-4.74%

Chevron Corp.                                          4,100           406,515
------------------------------------------------------------------------------
ConocoPhillips                                        12,900         1,200,990
------------------------------------------------------------------------------
Exxon Mobil Corp.                                     79,300         7,038,668
==============================================================================
                                                                     8,646,173
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-0.67%

Verizon Communications Inc.                           31,700         1,219,499
==============================================================================

INTERNET RETAIL-1.72%

Amazon.com, Inc. (b)(c)                               18,900         1,542,618
------------------------------------------------------------------------------
Priceline.com Inc. (b)(c)                             11,800         1,587,454
==============================================================================
                                                                     3,130,072
==============================================================================

INTERNET SOFTWARE & SERVICES-2.92%

eBay Inc. (c)                                        177,600         5,329,776
==============================================================================

LEISURE PRODUCTS-1.16%

Hasbro, Inc.                                          58,300         2,112,792
==============================================================================

MANAGED HEALTH CARE-0.51%

CIGNA Corp.                                           22,900           929,740
==============================================================================

METAL & GLASS CONTAINERS-2.47%

Owens-Illinois, Inc. (c)                              78,800         4,508,936
==============================================================================

PHARMACEUTICALS-7.26%

Forest Laboratories, Inc. (c)                         25,400           912,114
------------------------------------------------------------------------------
Lilly (Eli) and Co.                                   90,200         4,342,228
------------------------------------------------------------------------------
Merck & Co. Inc.                                     163,400         6,366,064
------------------------------------------------------------------------------
Perrigo Co. (b)                                       13,300           486,913
------------------------------------------------------------------------------
Pfizer Inc.                                           57,800         1,119,008
==============================================================================
                                                                    13,226,327
==============================================================================

PROPERTY & CASUALTY INSURANCE-0.64%

Travelers Cos., Inc. (The)                            23,400         1,165,554
==============================================================================

RETAIL REIT'S-0.61%

Simon Property Group, Inc.                            11,100         1,102,896
==============================================================================

SEMICONDUCTOR EQUIPMENT-2.06%

Amkor Technology, Inc. (b)(c)                         97,000         1,034,020
------------------------------------------------------------------------------
Applied Materials, Inc.                              115,900         2,295,979
------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (c)                    6,300           432,558
==============================================================================
                                                                     3,762,557
==============================================================================

SEMICONDUCTORS-5.31%

Intel Corp.                                           63,500         1,471,930
------------------------------------------------------------------------------
Intersil Corp. -Class A (b)                           29,100           811,017
------------------------------------------------------------------------------
National Semiconductor Corp.                          54,000         1,136,700
------------------------------------------------------------------------------


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Texas Instruments Inc.                               192,700   $     6,258,896
==============================================================================
                                                                     9,678,543
==============================================================================

SOFT DRINKS-2.91%

Coca-Cola Co. (The)                                   75,500         4,323,130
------------------------------------------------------------------------------
PepsiCo, Inc.                                         14,300           976,690
==============================================================================
                                                                     5,299,820
==============================================================================

SPECIALIZED REIT'S-0.68%

Public Storage                                        14,000         1,233,820
==============================================================================

STEEL-3.24%

AK Steel Holding Corp.                                83,200         5,907,200
==============================================================================

SYSTEMS SOFTWARE-8.45%

Microsoft Corp.                                      361,400        10,234,848
------------------------------------------------------------------------------
Novell, Inc. (c)                                     131,000           927,480
------------------------------------------------------------------------------
Symantec Corp. (c)                                   194,500         4,226,485
==============================================================================
                                                                    15,388,813
==============================================================================

THRIFTS & MORTGAGE FINANCE-0.08%

Freddie Mac                                            5,700           144,894
==============================================================================

TOBACCO-1.22%

Altria Group, Inc.                                    29,800           663,348
------------------------------------------------------------------------------
Philip Morris International Inc. (c)                  29,800         1,569,268
==============================================================================
                                                                     2,232,616
==============================================================================
  Total Common Stocks & Other Equity
    Interests
    (Cost $170,010,889)                                            180,416,551
==============================================================================


                                                PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-0.14%

U.S. TREASURY BILLS-0.14%
  0.70%, 06/19/08(d)(e)
  (Cost $249,908)                            $       250,000           249,908
==============================================================================


                                                  SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS-0.70%

Liquid Assets Portfolio -Institutional
  Class(f)                                           637,422           637,422
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)            637,422           637,422
==============================================================================
    Total Money Market Funds
      (Cost $1,274,844)                                              1,274,844
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash collateral
  from securities on loan)-99.85%
  (Cost $171,535,641)                                              181,941,303
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED GROWTH FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-9.02%

Liquid Assets Portfolio -Institutional Class
  (Cost $16,433,712)(f)(g)                        16,433,712   $    16,433,712
==============================================================================
TOTAL INVESTMENTS-108.87%
  (Cost $187,969,353)                                              198,375,015
==============================================================================
OTHER ASSETS LESS LIABILITIES-(8.87)%                              (16,163,418)
==============================================================================
NET ASSETS-100.00%                                              $  182,211,597
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at May 31, 2008.

(c)  Non-income producing security.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM STRUCTURED GROWTH FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM STRUCTURED GROWTH FUND


NOTE 2 -- FUTURES CONTRACTS

                      OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                           NUMBER OF      MONTH/         VALUE      UNREALIZED
        CONTRACT           CONTRACTS    COMMITMENT     05/31/08    APPRECIATION
-------------------------------------------------------------------------------
CME E-Mini S&P 500 Index         16    June-08/Long   $1,120,480      $71,400
_______________________________________________________________________________
===============================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2008 was $171,136,155 and $159,308,046, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $20,347,066
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (9,985,829)
==============================================================================
Net unrealized appreciation of investment securities               $10,361,237
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $188,013,778.

                           AIM STRUCTURED VALUE FUND
                    Quarterly Schedule of Portfolio Holdings
                                  MAY 31, 2008


                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com               SVAL-QTR-1 05/08         Invesco Aim Advisors, Inc.

AIM STRUCTURED VALUE FUND


SCHEDULE OF INVESTMENTS(A)
May 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.69%

APPAREL RETAIL-1.96%

Gap, Inc. (The)                                      133,200   $     2,430,900
------------------------------------------------------------------------------
TJX Cos., Inc. (The) (b)                              17,800           570,668
------------------------------------------------------------------------------
                                                                     3,001,568
==============================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-0.05%

Warnaco Group, Inc. (The) (c)                          1,700            81,923
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.54%

State Street Corp.                                    32,800         2,362,256
==============================================================================

AUTOMOTIVE RETAIL-0.41%

AutoZone, Inc. (c)                                     5,000           632,800
==============================================================================
BIOTECHNOLOGY-0.56%

Biogen Idec Inc. (c)                                  13,800           865,950
==============================================================================

BROADCASTING & CABLE TV-0.47%

CBS Corp. -Class B (b)                                12,900           278,382
------------------------------------------------------------------------------
DIRECTV Group, Inc. (The) (b)(c)                      15,700           441,170
==============================================================================
                                                                       719,552
==============================================================================

COAL & CONSUMABLE FUELS-0.45%

Massey Energy Co.                                     10,600           684,972
==============================================================================
COMMERCIAL PRINTING-0.28%

Deluxe Corp.                                          18,900           425,817
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.29%

Juniper Networks, Inc. (b)(c)                         72,100         1,984,192
------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-1.78%

Best Buy Co., Inc. (b)                                12,800           597,632
------------------------------------------------------------------------------
GameStop Corp. -Class A (b)(c)                        11,300           560,480
------------------------------------------------------------------------------
RadioShack Corp. (b)                                 107,600         1,576,340
==============================================================================
                                                                     2,734,452
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.52%

Emulex Corp. (b)(c)                                   21,200           297,224
------------------------------------------------------------------------------
Western Digital Corp. (c)                             13,500           506,655
==============================================================================
                                                                       803,879
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.59%

AGCO Corp. (b)(c)                                     33,700         2,036,491
------------------------------------------------------------------------------
Cummins Inc.                                           3,500           246,470
------------------------------------------------------------------------------
Deere & Co.                                            2,000           162,680
==============================================================================
                                                                     2,445,641
==============================================================================


                                                   SHARES            VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE-0.25%

Discover Financial Services (b)                       22,100        $  379,015
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-1.63%

Broadridge Financial Solutions   Inc. (b)              7,800           175,812
------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (c)                  26,200         1,025,992
------------------------------------------------------------------------------
MasterCard, Inc. -Class A (b)                          4,200         1,296,330
==============================================================================
                                                                     2,498,134
==============================================================================

DIVERSIFIED BANKS-3.34%

U.S. Bancorp (b)                                      25,700           852,983
------------------------------------------------------------------------------
Wells Fargo & Co. (b)                                155,000         4,273,350
==============================================================================
                                                                     5,126,333
==============================================================================

DIVERSIFIED CHEMICALS-1.05%

E. I. du Pont de Nemours and Co. (b)                  33,500         1,604,985
==============================================================================

DIVERSIFIED METALS & MINING-0.45%

Southern Copper Corp. (b)                              6,300           694,449
==============================================================================

EDUCATION SERVICES-0.82%

Apollo Group Inc. -Class A (c)                        12,400           592,596
------------------------------------------------------------------------------
DeVry, Inc. (b)                                       11,800           673,190
==============================================================================
                                                                     1,265,786
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.39%

GrafTech International Ltd.
  (b)(c)                                              22,600           596,640
==============================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS-2.78%

CF Industries Holdings, Inc. (b)                       6,400           876,160
------------------------------------------------------------------------------
Mosaic Co. (The) (c)                                  21,800         2,731,976
------------------------------------------------------------------------------
Terra Industries Inc. (b)                             15,100           658,813
==============================================================================
                                                                     4,266,949
==============================================================================

FOOTWEAR-0.44%

NIKE, Inc. -Class B (b)                                9,800           670,026
==============================================================================
GENERAL MERCHANDISE STORES-0.35%

Big Lots, Inc. (b)(c)                                 17,100           531,126
==============================================================================

HEALTH CARE DISTRIBUTORS-0.16%

PharMerica Corp. (c)                                  11,900           243,593
==============================================================================

HEALTH CARE SERVICES-0.76%

Express Scripts, Inc. (b)(c)                           8,100           584,091
------------------------------------------------------------------------------
Medco Health Solutions, Inc.
  (b)(c)                                              11,900           576,555
==============================================================================
                                                                     1,160,646
==============================================================================

HOMEBUILDING-0.11%

NVR, Inc. (b)(c)                                         300           169,611
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND


                                                   SHARES            VALUE
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-1.46%

Procter & Gamble Co. (The)                            33,900   $     2,239,095
==============================================================================

HOUSEWARES & SPECIALTIES-0.19%

American Greetings Corp. -Class A (b)                  3,900            72,774
------------------------------------------------------------------------------
Blyth, Inc. (b)                                        4,000            77,840
------------------------------------------------------------------------------
Tupperware Brands Corp. (b)                            3,500           134,050
==============================================================================
                                                                       284,664
==============================================================================

HYPERMARKETS & SUPER CENTERS-0.12%

BJ's Wholesale Club, Inc. (b)(c)                       4,600           181,654
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.68%

Mirant Corp. (b)(c)                                   25,800         1,047,996
==============================================================================

INDUSTRIAL CONGLOMERATES-3.59%

General Electric Co.                                 155,100         4,764,672
------------------------------------------------------------------------------
Walter Industries, Inc.                                8,000           745,920
==============================================================================
                                                                     5,510,592
==============================================================================

INDUSTRIAL MACHINERY-0.23%

SPX Corp.                                              2,600           345,488
==============================================================================

INDUSTRIAL REIT'S-1.90%

AMB Property Corp.                                    15,300           901,782
------------------------------------------------------------------------------
ProLogis (b)                                          32,500         2,012,725
==============================================================================
                                                                     2,914,507
==============================================================================
INSURANCE BROKERS-0.48%

Aon Corp.                                             15,500           731,445
==============================================================================

INTEGRATED OIL & GAS-18.04%

Chevron Corp.                                         72,100         7,148,715
------------------------------------------------------------------------------
ConocoPhillips                                        60,800         5,660,480
------------------------------------------------------------------------------
Exxon Mobil Corp.                                    123,700        10,979,612
------------------------------------------------------------------------------
Occidental Petroleum Corp.                            42,200         3,879,446
==============================================================================
                                                                    27,668,253
==============================================================================
INTEGRATED TELECOMMUNICATION
  SERVICES-7.57%

AT&T Inc.                                            165,500         6,603,450
------------------------------------------------------------------------------
Cincinnati Bell Inc. (b)(c)                           30,700           129,247
------------------------------------------------------------------------------
Verizon Communications Inc. (b)                      126,700         4,874,149
==============================================================================
                                                                    11,606,846
==============================================================================

INTERNET RETAIL-1.11%

Expedia, Inc. (c)                                     70,500         1,709,625
==============================================================================

INTERNET SOFTWARE & SERVICES-0.36%

eBay Inc. (c)                                         18,300           549,183
==============================================================================

LEISURE PRODUCTS-1.77%

Callaway Golf Co. (b)                                 31,300           397,510
------------------------------------------------------------------------------
Hasbro, Inc. (b)                                      61,800         2,239,632
------------------------------------------------------------------------------
Polaris Industries Inc. (b)                            1,600            76,352
==============================================================================
                                                                     2,713,494
==============================================================================


                                                   SHARES           VALUE
------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-1.94%

Aflac, Inc.                                           34,400   $     2,309,272
------------------------------------------------------------------------------
Unum Group (b)                                        27,600           664,608
==============================================================================
                                                                     2,973,880
==============================================================================

MANAGED HEALTH CARE-0.09%

Magellan Health Services, Inc. (c)                     3,400           136,850
==============================================================================

METAL & GLASS CONTAINERS-1.53%

Owens-Illinois, Inc. (c)                              41,100         2,351,742
==============================================================================

MULTI-LINE INSURANCE-1.68%

American International Group,
  Inc. (b)                                            39,000         1,404,000
------------------------------------------------------------------------------
Loews Corp.                                           23,800         1,179,766
==============================================================================
                                                                     2,583,766
==============================================================================

MULTI-UTILITIES-0.37%

Xcel Energy, Inc. (b)                                 26,400           562,584
==============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.70%

Bank of America Corp.                                 76,500         2,601,765
------------------------------------------------------------------------------
Citigroup Inc.                                        17,500           383,075
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  26,800         1,152,400
==============================================================================
                                                                     4,137,240
==============================================================================

PHARMACEUTICALS-5.96%

Johnson & Johnson                                      6,400           427,136
------------------------------------------------------------------------------
Lilly (Eli) and Co.                                   18,400           885,776
------------------------------------------------------------------------------
Merck & Co. Inc.                                      65,000         2,532,400
------------------------------------------------------------------------------
Perrigo Co. (b)                                        2,800           102,508
------------------------------------------------------------------------------
Pfizer Inc.                                          268,000         5,188,480
==============================================================================
                                                                     9,136,300
==============================================================================

PROPERTY & CASUALTY INSURANCE-8.10%

ACE Ltd.                                              31,100         1,868,177
------------------------------------------------------------------------------
Allstate Corp. (The)                                  56,800         2,893,392
------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                            20,600           722,030
------------------------------------------------------------------------------
Chubb Corp. (The) (b)                                 51,200         2,752,512
------------------------------------------------------------------------------
CNA Financial Corp. (b)                                2,900            88,131
------------------------------------------------------------------------------
Progressive Corp. (The) (b)                           16,500           330,990
------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                            58,800         2,928,828
------------------------------------------------------------------------------
XL Capital Ltd. -Class A (b)                          23,900           834,349
==============================================================================
                                                                    12,418,409
==============================================================================

PUBLISHING-0.08%

Scholastic Corp. (b)(c)                                3,900           121,290
==============================================================================

REINSURANCE-1.26%

Arch Capital Group Ltd.
  (Bermuda)(c)                                         2,100           147,756
------------------------------------------------------------------------------
Everest Re Group, Ltd.                                 3,200           280,704
------------------------------------------------------------------------------
Odyssey Re Holdings Corp. (b)                          3,700           138,898
------------------------------------------------------------------------------
PartnerRe Ltd.  (Bermuda)(b)                           6,700           493,723
------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (b)                       16,700           871,072
==============================================================================
                                                                     1,932,153
==============================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM STRUCTURED VALUE FUND


                                                  SHARES           VALUE
------------------------------------------------------------------------------
RESTAURANTS-0.29%

McDonald's Corp.                                       7,600        $  450,832
==============================================================================

RETAIL REIT'S-1.28%

Kimco Realty Corp. (b)                                 3,300           129,855
------------------------------------------------------------------------------
Simon Property Group, Inc. (b)                        18,500         1,838,160
==============================================================================
                                                                     1,968,015
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.47%

Amkor Technology, Inc. (b)(c)                         67,900           723,814
==============================================================================

SEMICONDUCTORS-1.11%

Intersil Corp. -Class A (b)                           29,600           824,952
------------------------------------------------------------------------------
National Semiconductor Corp.                          13,100           275,755
------------------------------------------------------------------------------
Texas Instruments Inc.                                18,700           607,376
==============================================================================
                                                                     1,708,083
==============================================================================

SOFT DRINKS-2.21%

Coca-Cola Co. (The)                                   53,900         3,086,314
------------------------------------------------------------------------------
PepsiCo, Inc.                                          4,400           300,520
==============================================================================
                                                                     3,386,834
==============================================================================

SPECIALIZED FINANCE-1.14%

Nasdaq OMX Group, Inc. (The) (b)(c)                   50,100         1,755,003
==============================================================================

SPECIALIZED REIT'S-1.23%

Hospitality Properties Trust (b)                       2,900            89,900
------------------------------------------------------------------------------
Nationwide Health Properties, Inc. (b)                 2,600            88,738
------------------------------------------------------------------------------
Plum Creek Timber Co., Inc. (b)                        4,800           223,920
------------------------------------------------------------------------------
Public Storage (b)                                    13,100         1,154,503
------------------------------------------------------------------------------
Rayonier Inc. (b)                                      2,100            99,666
------------------------------------------------------------------------------
Senior Housing Properties Trust (b)                   10,300           228,763
==============================================================================
                                                                     1,885,490
==============================================================================

STEEL-0.65%

AK Steel Holding Corp.                                 9,700           688,700
------------------------------------------------------------------------------
Nucor Corp.                                            2,200           164,560
------------------------------------------------------------------------------
Worthington Industries, Inc. (b)                       7,200           143,568
==============================================================================
                                                                       996,828
==============================================================================

SYSTEMS SOFTWARE-1.47%

Novell, Inc. (c)                                     107,000           757,560
------------------------------------------------------------------------------
Symantec Corp. (c)                                    68,800         1,495,024
==============================================================================
                                                                     2,252,584
==============================================================================

TECHNOLOGY DISTRIBUTORS-0.35%

Avnet, Inc. (b)(c)                                    18,000           531,360
==============================================================================

THRIFTS & MORTGAGE FINANCE-0.49%

Fannie Mae (b)                                        20,200           545,804
------------------------------------------------------------------------------
Freddie Mac                                            8,200           208,444
==============================================================================
                                                                       754,248
==============================================================================

TOBACCO-1.36%

Altria Group, Inc.                                    20,200           449,652
------------------------------------------------------------------------------
Philip Morris International
  Inc. (c)                                            20,200         1,063,732
==============================================================================
Universal Corp. (b)                                    2,200           109,142
==============================================================================


                                                   SHARES              VALUE
------------------------------------------------------------------------------
TOBACCO-(CONTINUED)

UST Inc. (b)                                           8,400   $       463,932
------------------------------------------------------------------------------
                                                                     2,086,458
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $147,017,611)                                         148,306,900
==============================================================================

                                                PRINCIPAL
                                                 AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.18%

  0.70%, 06/19/08(d)(e)                      $       175,000           174,899
------------------------------------------------------------------------------
  1.96%, 06/19/08(d)(e)                              100,000            99,927
==============================================================================
    Total U.S. Treasury Bills (Cost $274,826)                          274,826
==============================================================================


                                                  SHARES
------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.89%

Liquid Assets Portfolio -Institutional
  Class(f)                                         2,214,228         2,214,228
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)          2,214,228         2,214,228
------------------------------------------------------------------------------
  Total Money Market Funds (Cost $4,428,456)                         4,428,456
==============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-99.76%
  (Cost $151,720,893)                                              153,010,182
------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-16.20%

Liquid Assets Portfolio -Institutional
  Class (Cost $24,847,538)(f)(g)                  24,847,538        24,847,538
------------------------------------------------------------------------------
TOTAL INVESTMENTS-115.96%
  (Cost $176,568,431)                                              177,857,720
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(15.96)%                             (24,479,599)
==============================================================================
NET ASSETS-100.00%                                             $   153,378,121
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at May 31, 2008.

(c)  Non-income producing security.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

AIM STRUCTURED VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM STRUCTURED VALUE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM STRUCTURED VALUE FUND


NOTE 2 -- FUTURES CONTRACTS

OPEN FUTURES CONTRACTS AT PERIOD END


                  NUMBER OF       MONTH/        VALUE       UNREALIZED
    CONTRACT      CONTRACTS    COMMITMENT     05/31/08    APPRECIATION
----------------------------------------------------------------------
CME E-Mini
S&P 500 Index        61       June-08/Long   $4,271,830     $118,848
______________________________________________________________________
======================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2008 was $113,651,655 and $90,589,473, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    12,202,012
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (10,918,228)
================================================================================
Net unrealized appreciation of investment securities             $    1,283,784
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $176,573,936.

Item 2. Controls and Procedures.

    (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ----------------------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 30, 2008


By: /s/ Sidney M. Dilgren
    -----------------------------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.